UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

July 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds ® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Delaware Capital Management Advisers, Inc., Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of July 31, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	August 13, 2019

Performance preview (for the year ended July 31, 2019)
Delaware Corporate Bond Fund (Institutional Class shares)	1-year return	+10.93%
Delaware Corporate Bond Fund (Class A shares)	1-year return	+10.65%
Bloomberg Barclays US Corporate Investment Grade Index (benchmark)	1-year return	+10.42%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Corporate Bond Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Extended Duration Bond Fund (Institutional Class shares)	1-year return	+13.46%*
Delaware Extended Duration Bond Fund (Class A shares)	1-year return	+13.17%
Bloomberg Barclays Long US Corporate Index (benchmark)	1-year return	+14.65%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Extended Duration Bond Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

Market review

Investors’ continued quest for yield, the global economic slowdown, trade tensions, and the US Federal Reserve’s capitulation on interest rates in January 2019 drove financial markets during the Funds’ fiscal year ended July 31, 2019. As the fiscal year unfolded, markets also benefited from the December 2017 tax reforms.

It seemed clear that financial markets were fairly deep into the economic and credit cycle that had propelled both equities and bonds for the past several years from the Funds’ fiscal year’s outset. And as 2019 approached, it seemed likely that earnings growth would be challenged.

• In late 2018, concerns about tariffs and an interest rate hike sparked a massive selloff that significantly pared calendar 2018 returns.

• Investor sentiment changed dramatically in January 2019, when the Fed turned dovish.

• Given the slowdown in international growth, along with trade tensions, earnings generally were better for companies with a domestic US focus.

• With interest rates at or near zero in most developed markets, the US market was generally attractive to many foreign investors.

Portfolio management review

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

In November and December 2018, growing concern about tariffs, the waning boost from tax reform, and an interest rate hike combined to spark a massive risk-off environment that significantly pared calendar 2018 returns.

Investor sentiment changed dramatically in January 2019, however, when the Fed turned dovish, indicating not only that further rate hikes were off the table through 2019, but a reduction would be considered later in the year. By March, the resulting V-shaped recovery more than restored financial markets to previous levels.

Although US economic growth slowed, it continued to outpace other developed countries. Growth of corporate earnings and revenue remained positive, if anemic. At this writing, with more than half of the companies in the S&P 500® Index having reported second-quarter earnings, overall year-over-year earnings rose 4.1% while revenue fell 1.0%. Given the slowdown in international growth, along with persistent trade tensions, earnings were generally better for companies with a domestic focus than for those with high exposure to international demand.

With interest rates at or near zero in most developed markets, the US market has been generally attractive to many foreign investors. For most of 2018, interest rates and hedging costs were favorable. Late in the year, however, hedging costs increased and foreign investment flows reversed out of the investment grade bond market, a major reason for the year-end downdraft. As noted above, early in 2019, the Fed took further rate hikes off the table, which helped spark a return of foreign investors to the US market. Investors generally felt it was safer to look to the long end of the market for incrementally higher yield. The increased demand caused spreads in the US investment grade credit market to compress below historical averages in the first half of 2019. As a result, at fiscal year end, the market was pricing in further rate cuts, totaling 0.75 percentage points by the end of 2019.

Although the US-China trade dispute dominated conversations on corporate earnings calls, we believe the effect was manageable. While the tariffs cut into profits somewhat, the impact was largely offset by the benefits of 2018’s tax cuts. The most significantly affected sectors were chemicals, retailers, and technology. Companies generally mitigated the effect on their businesses by passing costs on to consumers and shifting manufacturing to regions unaffected by the dispute. The trade restrictions placed on Huawei, a Chinese multinational technology company, had a more profound effect on technology and communication companies.

The 2018 tax cuts had a positive impact on corporate credit. Lower corporate tax rates boosted earnings while the easing of tax penalties on foreign cash repatriated to the United States reduced the need for companies to issue new investment grade credit.

A reduction in shareholder-friendly activity also curtailed supply. Additionally, there were fewer megadeals in the first half of 2019 than in the first half of 2018.

At the same time, demand for corporate credit remained strong. Inflows in the second half of 2018 totaled $14.5 billion, climbing sharply in the first half of 2019 to $53.5 billion. Investors’ quest for yield and the Fed’s dovish turn helped drive the investment grade market, providing more than enough to overcome tariff concerns and mildly deteriorating fundamentals.

Source: Bloomberg.

Within the Funds

For the fiscal year ended July 31, 2019, Delaware Corporate Bond Fund outperformed its benchmark, the Bloomberg Barclays US Corporate Investment Grade Index. The Fund’s Institutional Class shares gained 10.93%. The Fund’s Class A shares advanced 10.65% at net asset value and 5.75% at maximum offer price.

These figures reflect all distributions reinvested. During the same period, the benchmark gained 10.42%. For complete, annualized performance of Delaware Corporate Bond Fund, please see the table on page 6.

During the same period, Delaware Extended Duration Bond Fund underperformed its benchmark, the Bloomberg Barclays Long US Corporate Index. The Fund’s Institutional Class shares gained 13.46%. The Fund’s Class A shares advanced 13.17% at net asset value and 8.01% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark gained 14.65%. For complete, annualized performance of Delaware Extended Duration Bond Fund, please see the table on page 11.

As gross domestic product (GDP) growth slowed abroad and to a lesser extent in the US, and as the trade disputes posed challenges to companies operating internationally, we began to focus more on domestic-facing US companies that were less likely to confront tariff-related business disruptions. This was one of the themes that informed our decisions on positioning the portfolios of both Funds.

The Funds also benefited from an overweight to BBB-rated bonds, as this exposure enabled the Funds to pick up extra spread with what we believed was an acceptable level of additional risk over A-rated debt. While some investors and the press have speculated about the potential for downgrades in the BBB market, through our bottom-up (bond by bond) fundamental research we sought to reduce the risk that the Funds’ BBB-rated holdings would be downgraded to high yield, focusing on companies that we believed had a cushion that appeared ample to weather a slowdown in the economy or profitability.

Delaware Corporate Bond Fund

Throughout 2018, Delaware Corporate Bond Fund benefited from its exposure to high yield issues,

which amounted to roughly 17% of the Fund’s portfolio at the end of 2018. During the credit rout of November and December, however, high yield securities were beaten up relative to investment grade. Valuations had become expensive and we felt the Fund’s high yield exposure no longer provided enough spread or enough yield relative to the investment grade market, so we reduced the position. We took profits in the first half of 2019 and redeployed the proceeds in the long end of the investment grade market, which appeared cheaper and safer to us following the Fed’s capitulation on interest rates. These moves contributed to Fund performance during the fiscal year, and, at fiscal year end, we had lowered the Fund’s high yield exposure to just 8% of the portfolio.

In making these changes, we trimmed the Fund’s exposure to the subordinated part of banking issuers and basic industry, including chemicals and metals and mining. In turn, we increased the Fund’s exposure to more defensive sectors, such as communications and utilities. The Fund’s overweight to the communications sector added to performance; the Fund also benefited from solid security selection in the sector as wider-trading, longer-dated sectors outperformed.

The energy sector also contributed significantly to performance. Security selection, including exposure to some higher-beta (higher-risk) midstream names and a small amount of high yield, was favorable. Banking likewise contributed to performance as the Fund benefited from its investments in higher-beta portions of the market, including subordinated and hybrid debt. Several high yield issues contributed to performance. The Fund’s repositioning to longer-duration securities added to performance in the sector.

Natural gas, a utility subsector, detracted from performance due to the Fund’s underweight relative to the benchmark. We exited the Fund’s position in Sempra Energy Co. in January, concerned that a resolution to the California

Portfolio management review

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

wildfire legislation might be detrimental. Instead, the market rallied following passage of the bill. The transportation sector also detracted somewhat as the Fund was underweight both the sector and some of the long spread duration railroads.

Time Warner Cable Inc., one of the Fund’s higher-beta names, contributed significantly to performance. Time Warner was the second-largest US cable company when Charter Communications acquired it in 2016. Following the merger, the company initially maintained its brand name but has since rebranded as Spectrum Cable in most major markets.

Verizon Communications Inc. was another leading contributor during the 12-month period. The performance of its credits had suffered as the company made little progress with its plans to deleverage and take out maturities. During the fiscal year, however, Verizon took material steps toward those goals, sparking a rally in its bonds.

Telefonica Emisiones S.A.U., also a strong contributor, is a multinational communications company based in Madrid that provides mobile, broadband, and television services throughout Europe and the Americas. As we sought to increase the Fund’s exposure to the communications sector, we took advantage of a new credit the company issued.

VOYA Financial Inc., an insurance company focused on the retirement and investment markets, was a leading detractor from Fund performance. VOYA has significant exposure to equity markets via its variable annuity products. Its securities suffered late in 2018 when equity markets turned sharply downward.

Bayer US Finance II LLC detracted from performance. The US subsidiary of German pharmaceutical giant Bayer AG has been saddled with more than 18,000 lawsuits following its acquisition of Monsanto and its herbicide Roundup. The potential liability weighed heavily on the company’s securities. We sold the position during the fiscal year.

Campbell Soup Co. also detracted meaningfully. The producer of canned soups and related products brought a new bond early in 2019 that we felt had a decent valuation. Just a few weeks later, however, the company materially reduced its full-year guidance and announced restructuring efforts, including the replacement of its chief executive officer. As a result, the bonds sold off sharply. We exited the Fund’s position during the fiscal year.

The Fund made minimal use of US Treasury futures during the fiscal year, to hedge out unwanted exposures to the Treasury yield curve. This exposure had no material impact on Fund performance.

Delaware Extended Duration Bond Fund

Delaware Extended Duration Bond Fund is designed to provide investors with access to the long end of the US investment grade corporate market. Our management of the Fund is strategically similar to that of Delaware Corporate Bond Fund. Since many companies do not issue longer-duration bonds, we identify additional opportunities as needed to complete the portfolio. The Fund has a lower risk profile than Delaware Corporate Bond Fund, due both to its longer duration and to its lower exposure to high yield securities.

While both Funds operated against the same economic backdrop – characterized by the global slowdown, trade disputes, and a newly dovish Fed – Delaware Extended Duration Bond Fund lagged the performance of its benchmark. This mainly resulted from the Fund’s relative underweight to the communications sector, which is dominated by AT&T Inc. and Verizon Communications Inc. Combined, the two companies comprise more than 5.5% of the benchmark, which are larger positions than the Fund normally takes, to avoid concentration risk – the risk of amplified losses that may occur from having a large portion of holdings in a particular market segment relative to the Fund’s overall portfolio.

Banks also detracted from performance, as the Fund held shorter-dated out-of-index securities that underperformed as rates declined. Additionally, the Fund was underweight several higher-beta (higher-risk) names, including Goldman Sachs Group Inc. and Wells Fargo Capital, both of which confronted charges related to unethical treatment of customers. Nonetheless, the market rally in the first half of 2019 cost the Fund material performance as both companies gained sharply.

The utility sector contributed to performance owing to the Fund’s overweight to long spread duration and down-in-capital-structure securities relative to the benchmark. We achieved this by focusing on holding companies, which carry higher spreads, rather than the individual operating companies. The capital goods sector also contributed to performance, primarily due to an underweight to GE Capital Corp. and Boeing Co. We avoided GE due to its well-publicized and long-running financial problems. As for Boeing, even before the grounding of the 737 MAX, we had determined that the company’s credit was tightly traded and would not sufficiently compensate the Fund’s shareholders. Those issues were magnified when problems with the new aircraft developed.

An underweight to the energy sector also contributed to performance. Over the course of the fiscal year, the price of West Texas

Intermediate (WTI) crude oil declined 17%, creating a significant drag on the benchmark and providing the Fund with a relative boost.

Aircraft manufacturer United Technologies Corp. aided Fund performance when, following a strategic review, the company merged with Raytheon. The Fund benefited from its overweight position. Insurance conglomerate Cigna Corp. also contributed to performance, as new bonds issued to finance its merger with Express Scripts performed well. And despite problems in the communications sector overall, several media companies performed well, including Fox Corp. and Viacom Inc., which issued debt to finance merger and acquisition activity. These executed well and credit spreads compressed, providing a boost to Fund performance.

Detracting from Fund performance was tobacco producer and marketer Altria Group Inc., which faced regulatory and secular pressures resulting from a potential ban on menthol cigarettes and regulation of vaping. Pharmaceutical company Mylan Inc. detracted from performance as pressure on its generic drug business and an ongoing strategic review weighed on the bonds. We sold these positions during the fiscal year. Bayer and Campbell Soup, both discussed earlier, were also significant detractors.

During the fiscal year, the Fund made minimal use of US Treasury futures to hedge out unwanted exposures to the Treasury yield curve. This exposure had no material impact on Fund performance.

Performance summaries

Delaware Corporate Bond Fund	July 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2019

	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+10.65%	+3.56%	+6.55%	+6.40%
Including sales charge	+5.75%	+2.60%	+6.06%	+6.16%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+9.83%	+2.79%	+5.74%	+5.61%
Including sales charge	+8.83%	+2.79%	+5.74%	+5.61%
Class R (Est. June 2, 2003)
Excluding sales charge	+10.36%	+3.30%	+6.28%	+5.60%
Including sales charge	+10.36%	+3.30%	+6.28%	+5.60%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+10.93%	+3.82%	+6.82%	+6.67%
Including sales charge	+10.93%	+3.82%	+6.82%	+6.67%
Class R6 (Est. Jan 31, 2019)
Excluding sales charge	n/a	n/a	n/a	+8.98%
Including sales charge	n/a	n/a	n/a	+8.98%
Bloomberg Barclays US Corporate Investment Grade Index	+10.42%	+4.21%	+5.68%	+5.56%	*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first

12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Performance summaries

Delaware Corporate Bond Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of the Fund’s average daily net assets for all shares classes other than Class R6 from Aug. 1, 2018 through July 31, 2019,* and 0.48% of the Fund’s Class R6 shares’ average daily net assets from Aug. 1, 2018 through July 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	0.92%	1.67%	1.17%	0.67%	0.58%
Net expenses (including fee waivers, if any)	0.82%	1.57%	1.07%	0.57%	0.48%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Jan. 31, 2020.

Performance of a $10,000 investment1

Average annual total returns from July 31, 2009 through July 31, 2019

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on July 31, 2009, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Corporate Investment Grade Index as of July 31, 2009. The Bloomberg Barclays US Corporate Investment Grade Index is composed of US dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least one year to maturity.

The S&P 500 Index, mentioned on page 2, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Performance summaries

Delaware Corporate Bond Fund

	Nasdaq symbols	CUSIPs
Class A	DGCAX	245908785
Class C	DGCCX	245908769
Class R	DGCRX	245908744
Institutional Class	DGCIX	245908751
Class R6	DGCZX	24610J100

Performance summaries
Delaware Extended Duration Bond Fund	July 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2019

	1 year		5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+13.17%		+4.84%	+8.68%	+7.86%
Including sales charge	+8.01%		+3.89%	+8.19%	+7.62%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+12.34%		+4.03%	+7.85%	+7.06%
Including sales charge	+11.34%		+4.03%	+7.85%	+7.06%
Class R (Est. Oct. 3, 2005)
Excluding sales charge	+12.87%		+4.58%	+8.40%	+7.42%
Including sales charge	+12.87%		+4.58%	+8.40%	+7.42%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+13.46%	*	+5.11%	+8.96%	+8.12%
Including sales charge	+13.46%		+5.11%	+8.96%	+8.12%
Class R6 (Est. May 2, 2016)
Excluding sales charge	+13.56%		n/a	n/a	+6.23%
Including sales charge	+13.56%		n/a	n/a	+6.23%
Bloomberg Barclays Long US Corporate Index	+14.65%		+6.02%	+7.89%	+6.82%	**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual

Performance summaries

Delaware Extended Duration Bond Fund

12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of the Fund’s average daily net assets for all shares classes other than Class R6 from Aug. 1, 2018 through July 31, 2019,* and 0.49% of the Fund’s Class R6 shares’ average daily net assets from Aug. 1, 2018 through July 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6

Total annual operating expenses (without fee waivers)	0.98%	1.73%	1.23%	0.73%	0.65%
Net expenses (including fee waivers, if any)	0.82%	1.57%	1.07%	0.57%	0.49%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Nov. 28, 2017 through Jan. 31, 2020.

Performance summaries

Delaware Extended Duration Bond Fund

Performance of a $10,000 investment1

Average annual total returns from July 31, 2009 through July 31, 2019

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on July 31, 2009, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The graph also assumes $10,000 invested in the Bloomberg Barclays Long US Corporate Index as of July 31, 2009. The Bloomberg Barclays Long US Corporate Index is composed of US dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least 10 years to maturity.

The S&P 500 Index, mentioned on page 2, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEEAX	245908835
Class C	DEECX	245908819
Class R	DEERX	245908728
Institutional Class	DEEIX	245908793
Class R6	DEZRX	245908629

Disclosure of Fund expenses

For the six-month period from February 1, 2019 to July 31, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2019 to July 31, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/19	7/31/19	Expense Ratio	2/1/19 to 7/31/19*
Actual Fund return†
Class A	$1,000.00	$1,088.00	0.82%	$4.25
Class C	1,000.00	1,084.00	1.57%	8.11
Class R	1,000.00	1,086.50	1.07%	5.54
Institutional Class	1,000.00	1,089.30	0.57%	2.95
Class R6	1,000.00	1,089.80	0.48%	2.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Class R	1,000.00	1,019.49	1.07%	5.36
Institutional Class	1,000.00	1,021.97	0.57%	2.86
Class R6	1,000.00	1,022.41	0.48%	2.41

Delaware Extended Duration Bond Fund Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/19	7/31/19	Expense Ratio	2/1/19 to 7/31/19*
Actual Fund return†
Class A	$1,000.00	$1,128.80	0.82%	$4.33
Class C	1,000.00	1,124.90	1.57%	8.27
Class R	1,000.00	1,127.20	1.07%	5.64
Institutional Class	1,000.00	1,128.70	0.57%	3.01
Class R6	1,000.00	1,130.80	0.49%	2.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Class R	1,000.00	1,019.49	1.07%	5.36
Institutional Class	1,000.00	1,021.97	0.57%	2.86
Class R6	1,000.00	1,022.36	0.49%	2.46

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Delaware Corporate Bond Fund expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocations

Delaware Corporate Bond Fund	As of July 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.28%
Corporate Bonds	89.39%
Banking	19.43%
Basic Industry	4.51%
Brokerage	1.92%
Capital Goods	3.66%
Communications	11.48%
Consumer Cyclical	3.70%
Consumer Non-Cyclical	5.78%
Electric	10.33%
Energy	10.30%
Finance Companies	2.79%
Insurance	3.77%
Real Estate Investment Trusts	2.97%
Technology	5.72%
Transportation	1.11%
Utilities	1.92%
Municipal Bonds	1.04%
Loan Agreements	1.23%
Convertible Preferred Stock	0.41%
Preferred Stock	0.36%
Short-Term Investments	4.65%
Total Value of Securities	97.36%
Receivables and Other Assets Net of Liabilities	2.64%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of July 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.34%
Corporate Bonds	93.06%
Banking	7.81%
Basic Industry	4.53%
Brokerage	2.23%
Capital Goods	7.65%
Communications	10.97%
Consumer Cyclical	3.00%
Consumer Non-Cyclical	10.14%
Electric	18.02%
Energy	7.79%
Finance Companies	1.42%
Insurance	8.06%
Natural Gas	3.86%
Technology	2.46%
Transportation	3.47%
Utilities	1.65%
Municipal Bonds	3.10%
Convertible Preferred Stock	0.68%
Preferred Stock	0.67%
Total Value of Securities	97.85%
Receivables and Other Assets Net of Liabilities	2.15%
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	July 31, 2019

	Principal amount°	Value (US $)

Convertible Bond – 0.28%

Cemex 3.72% exercise price $10.88, maturity date 3/15/20	2,760,000	$2,763,616

Total Convertible Bond (cost $2,708,835)		2,763,616

Corporate Bonds – 89.39%

Banking – 19.43%
Ally Financial 8.00% 11/1/31	1,840,000	2,468,360
Banco Santander
2.706% 6/27/24	6,000,000	5,985,118
3.306% 6/27/29	4,400,000	4,453,434
Bank of America
3.194% 7/23/30 µ	3,325,000	3,356,473
3.458% 3/15/25 µ	3,380,000	3,499,166
5.125%µy	4,845,000	4,911,619
5.625% 7/1/20	1,965,000	2,023,849
Bank of Montreal 3.30% 2/5/24	6,630,000	6,856,755
BB&T
2.50% 8/1/24	4,725,000	4,718,120
3.875% 3/19/29	4,435,000	4,742,155
BBVA USA
2.875% 6/29/22	3,360,000	3,385,353
3.875% 4/10/25	3,955,000	4,083,346
Citibank
2.844% 5/20/22 µ	2,900,000	2,919,797
3.165% 2/19/22 µ	4,460,000	4,509,762
Citizens Financial Group 2.85% 7/27/26	3,100,000	3,091,538
Credit Suisse Group
144A 3.869% 1/12/29 #µ	5,200,000	5,389,615
144A 7.50%#µy	2,662,000	2,830,278
Fifth Third Bancorp 3.95% 3/14/28	1,860,000	2,014,818
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,516,921
Goldman Sachs Group 6.00% 6/15/20	3,045,000	3,140,568
JPMorgan Chase & Co.
4.023% 12/5/24 µ	4,005,000	4,242,313
5.00%µy	5,630,000	5,701,783
KeyBank 3.40% 5/20/26	10,360,000	10,692,262
Morgan Stanley
3.78% (LIBOR03M + 1.22%) 5/8/24 ●	3,455,000	3,505,171
5.00% 11/24/25	5,080,000	5,622,005
5.50% 1/26/20	3,105,000	3,149,785
PNC Bank 4.05% 7/26/28	3,035,000	3,303,951
PNC Financial Services Group 2.60% 7/23/26	9,160,000	9,146,977
Popular 6.125% 9/14/23	5,020,000	5,409,050

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Regions Financial 3.80% 8/14/23	3,335,000	$3,497,102
Royal Bank of Scotland Group
4.519% 6/25/24 µ	3,585,000	3,721,974
8.625%µy	3,555,000	3,790,519
Santander UK 144A 5.00% 11/7/23 #	3,765,000	3,972,067
SunTrust Bank 2.80% 5/17/22	9,715,000	9,823,821
SunTrust Banks 4.00% 5/1/25	2,575,000	2,749,013
SVB Financial Group 3.50% 1/29/25	655,000	667,710
UBS 7.625% 8/17/22	3,430,000	3,842,303
UBS Group Funding Switzerland
6.875%µy	2,745,000	2,844,781
7.125%µy	860,000	899,403
US Bancorp
3.00% 7/30/29	2,285,000	2,300,626
3.375% 2/5/24	10,425,000	10,879,700
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	3,207,000	2,710,941
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,756,164
Zions Bancorp 3.35% 3/4/22	250,000	253,756

		191,380,222

Basic Industry – 4.51%
ArcelorMittal
3.60% 7/16/24	2,220,000	2,240,184
4.25% 7/16/29	2,610,000	2,620,635
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,852,299
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,852,982
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,335,868
Olin 5.625% 8/1/29	2,075,000	2,134,656
RPM International 4.55% 3/1/29	2,965,000	3,151,300
SASOL Financing USA
5.875% 3/27/24	1,150,000	1,233,673
6.50% 9/27/28	1,165,000	1,312,818
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,601,798
144A 4.441% 4/24/23 #	1,100,000	1,151,087
144A 5.182% 4/24/28 #	2,260,000	2,374,501
Teck Resources 6.25% 7/15/41	4,925,000	5,573,170
Westlake Chemical 4.375% 11/15/47	2,080,000	2,002,558

		44,437,529

Brokerage – 1.92%
E*TRADE Financial 3.80% 8/24/27	2,395,000	2,454,592
Jefferies Group
4.15% 1/23/30	1,725,000	1,711,191

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Brokerage (continued)
Jefferies Group
6.45% 6/8/27	5,627,000	$6,464,038
6.50% 1/20/43	1,575,000	1,771,808
Lazard Group
3.625% 3/1/27	2,260,000	2,328,410
3.75% 2/13/25	1,075,000	1,118,964
4.375% 3/11/29	2,890,000	3,086,789

		18,935,792

Capital Goods – 3.66%
Anixter 6.00% 12/1/25	1,570,000	1,715,225
Boeing 3.75% 2/1/50	2,135,000	2,153,387
Crown Americas 4.75% 2/1/26	1,115,000	1,149,008
General Electric 5.55% 5/4/20	395,000	403,456
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	4,135,000	4,389,023
L3Harris Technologies 144A 4.40% 6/15/28 #	8,105,000	8,920,704
nVent Finance 4.55% 4/15/28	664,000	681,157
Parker-Hannifin
3.25% 6/14/29	4,455,000	4,572,174
4.00% 6/14/49	1,455,000	1,522,643
United Technologies 3.65% 8/16/23	4,300,000	4,504,974
Waste Management
2.95% 6/15/24	2,790,000	2,860,993
4.00% 7/15/39	1,000,000	1,092,262
4.15% 7/15/49	1,835,000	2,029,650

		35,994,656

Communications – 11.48%
Altice France 144A 6.25% 5/15/24 #	1,016,000	1,052,830
AMC Networks 4.75% 8/1/25	2,450,000	2,502,063
American Tower 3.80% 8/15/29	4,305,000	4,475,352
AT&T
4.35% 3/1/29	5,940,000	6,422,245
4.85% 7/15/45	6,010,000	6,463,662
Bell Canada 4.30% 7/29/49	7,160,000	7,767,218
Charter Communications Operating
4.908% 7/23/25	3,830,000	4,134,146
5.125% 7/1/49	2,625,000	2,684,075
Crown Castle International 5.25% 1/15/23	2,580,000	2,799,136
CSC Holdings 144A 5.375% 2/1/28 #	2,720,000	2,842,400
Discovery Communications
4.125% 5/15/29	5,630,000	5,886,129
5.20% 9/20/47	2,710,000	2,879,445

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
Fox
144A 4.709% 1/25/29 #	2,960,000	$3,315,453
144A 5.576% 1/25/49 #	4,365,000	5,335,046
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,123,782
Sprint Spectrum
144A 3.36% 9/20/21 #	2,179,688	2,194,945
144A 4.738% 3/20/25 #	4,195,000	4,420,481
Telefonica Emisiones 5.52% 3/1/49	5,285,000	6,260,333
Time Warner Cable 7.30% 7/1/38	5,490,000	6,811,559
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,858,653
Verizon Communications
4.50% 8/10/33	12,025,000	13,605,800
4.522% 9/15/48	3,405,000	3,763,690
Viacom 4.375% 3/15/43	7,515,000	7,440,456
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,000,000	2,054,000

		113,092,899

Consumer Cyclical – 3.70%
Dollar Tree 3.70% 5/15/23	7,455,000	7,700,501
General Motors Financial
4.35% 4/9/25	7,425,000	7,695,271
5.25% 3/1/26	2,150,000	2,318,363
Lowe’s
4.05% 5/3/47	2,000,000	2,010,043
4.55% 4/5/49	6,835,000	7,430,002
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	6,241,096
SBA Tower Trust 144A 2.898% 10/15/19 #f	3,005,000	3,005,377

		36,400,653

Consumer Non-Cyclical – 5.78%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	5,630,000	5,944,014
4.75% 1/23/29	3,055,000	3,481,286
Bristol-Myers Squibb
144A 2.90% 7/26/24 #	4,940,000	5,058,968
144A 4.125% 6/15/39 #	415,000	453,391
144A 4.25% 10/26/49 #	4,880,000	5,348,399
Cigna 144A 4.125% 11/15/25 #	9,451,000	10,045,688
Constellation Brands 3.15% 8/1/29	5,865,000	5,888,370
CVS Health 5.05% 3/25/48	3,745,000	4,076,607
Eli Lilly & Co. 3.375% 3/15/29	2,320,000	2,471,471
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,386,469
Mars
144A 3.875% 4/1/39 #	615,000	673,771

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Mars
144A 3.95% 4/1/49 #	6,310,000	$6,870,306
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,202,550

		56,901,290

Electric – 10.33%
AES 4.50% 3/15/23	2,094,000	2,151,585
Ausgrid Finance 144A 3.85% 5/1/23 #	2,000,000	2,074,611
Avangrid 3.15% 12/1/24	3,485,000	3,572,802
Cleveland Electric Illuminating 5.50% 8/15/24	4,605,000	5,212,100
ComEd Financing III 6.35% 3/15/33	4,635,000	4,808,405
DPL 144A 4.35% 4/15/29 #	1,215,000	1,188,405
Emera 6.75% 6/15/76 µ	4,665,000	5,080,278
Entergy Arkansas 4.20% 4/1/49	5,940,000	6,666,657
Entergy Mississippi 3.85% 6/1/49	860,000	917,431
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	4,964,913
Interstate Power & Light 4.10% 9/26/28	3,500,000	3,800,392
IPALCO Enterprises 3.70% 9/1/24	2,075,000	2,136,158
Louisville Gas & Electric 4.25% 4/1/49	6,020,000	6,856,313
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	3,045,000	3,196,256
NextEra Energy Capital Holdings
3.15% 4/1/24	4,935,000	5,080,101
5.65% 5/1/79 µ	665,000	700,580
NRG Energy
144A 3.75% 6/15/24 #	1,985,000	2,034,007
144A 4.45% 6/15/29 #	3,180,000	3,285,217
NV Energy 6.25% 11/15/20	2,975,000	3,115,076
PacifiCorp 3.50% 6/15/29	8,170,000	8,799,649
Southern California Edison
4.20% 3/1/29	3,720,000	4,062,520
4.875% 3/1/49	3,555,000	4,119,655
Southwestern Electric Power 4.10% 9/15/28	8,270,000	9,049,469
Tampa Electric 3.625% 6/15/50	3,455,000	3,474,394
Vistra Operations
144A 3.55% 7/15/24 #	3,310,000	3,338,428
144A 4.30% 7/15/29 #	2,045,000	2,059,641

		101,745,043

Energy – 10.30%
Continental Resources 3.80% 6/1/24	9,485,000	9,726,053
Enbridge Energy Partners
4.375% 10/15/20	770,000	785,975
5.50% 9/15/40	1,320,000	1,526,074

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Energy Transfer Operating
5.25% 4/15/29	185,000	$206,685
6.00% 6/15/48	1,365,000	1,571,099
6.25% 4/15/49	1,445,000	1,719,568
6.625%µy	5,105,000	4,857,510
Eni 144A 4.25% 5/9/29 #	5,475,000	5,815,692
Enterprise Products Operating
3.125% 7/31/29	1,975,000	1,991,082
4.20% 1/31/50	5,100,000	5,206,867
Husky Energy 4.40% 4/15/29	5,030,000	5,292,028
Marathon Oil 4.40% 7/15/27	10,600,000	11,174,816
MPLX
4.875% 12/1/24	7,875,000	8,583,070
5.50% 2/15/49	1,865,000	2,083,435
Newfield Exploration 5.625% 7/1/24	1,345,000	1,486,000
Noble Energy
3.90% 11/15/24	2,315,000	2,413,996
4.95% 8/15/47	2,170,000	2,307,712
NuStar Logistics 5.625% 4/28/27	2,585,000	2,677,827
ONEOK 7.50% 9/1/23	4,985,000	5,825,159
Petrobras Global Finance 7.25% 3/17/44	2,560,000	3,005,440
Sabine Pass Liquefaction
5.625% 3/1/25	3,825,000	4,256,312
5.75% 5/15/24	5,964,000	6,623,577
Saudi Arabian Oil 144A 4.375% 4/16/49 #	1,495,000	1,555,048
Schlumberger Holdings 144A 4.30% 5/1/29 #	5,445,000	5,886,628
Targa Resources Partners 5.875% 4/15/26	2,370,000	2,511,489
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,357,924

		101,447,066

Finance Companies – 2.79%
AerCap Ireland Capital 3.65% 7/21/27	7,027,000	7,049,682
Aviation Capital Group 144A 4.375% 1/30/24 #	2,670,000	2,808,215
Avolon Holdings Funding
144A 3.95% 7/1/24 #	3,265,000	3,344,862
144A 4.375% 5/1/26 #	2,075,000	2,148,600
144A 5.25% 5/15/24 #	2,970,000	3,195,482
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	6,046,290
International Lease Finance 8.625% 1/15/22	2,500,000	2,842,233

		27,435,364

Insurance – 3.77%
AXA Equitable Holdings 5.00% 4/20/48	2,370,000	2,509,375
Brighthouse Financial 4.70% 6/22/47	2,525,000	2,182,525

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
MetLife 144A 9.25% 4/8/38 #	2,160,000	$3,059,845
PartnerRe Finance 3.70% 7/2/29	2,985,000	3,061,335
Pine Street Trust I 144A 4.572% 2/15/29 #	375,000	394,496
Prudential Financial 4.35% 2/25/50	5,985,000	6,815,750
Reinsurance Group of America 3.90% 5/15/29	6,535,000	6,811,315
UnitedHealth Group 3.50% 8/15/39	7,070,000	7,122,705
Voya Financial 4.70% 1/23/48 µ	3,390,000	3,129,057
XLIT 4.761% (LIBOR03M + 2.46%)y●	2,042,000	2,046,125

		37,132,528

Real Estate Investment Trusts – 2.97%
American Tower Trust #1 144A 3.07% 3/15/23 #	2,726,000	2,753,225
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,130,803
Digital Realty Trust 3.60% 7/1/29	4,920,000	5,036,260
Host Hotels & Resorts 3.75% 10/15/23	2,750,000	2,832,502
Life Storage 4.00% 6/15/29	945,000	980,329
LifeStorage 3.50% 7/1/26	2,745,000	2,772,144
WEA Finance 144A 3.50% 6/15/29 #	6,350,000	6,473,848
WP Carey 4.60% 4/1/24	2,120,000	2,260,461

		29,239,572

Technology – 5.72%
Broadcom
3.50% 1/15/28	2,755,000	2,595,604
144A 4.25% 4/15/26 #	750,000	756,393
Fiserv 3.50% 7/1/29	7,445,000	7,651,373
International Business Machines
3.00% 5/15/24	2,935,000	3,005,871
3.30% 5/15/26	3,260,000	3,389,433
3.50% 5/15/29	1,935,000	2,027,821
Marvell Technology Group 4.875% 6/22/28	6,280,000	6,803,113
Microchip Technology
3.922% 6/1/21	1,335,000	1,358,848
4.333% 6/1/23	9,520,000	9,902,916
Micron Technology
4.185% 2/15/27	3,090,000	3,127,128
4.663% 2/15/30	3,390,000	3,426,524
NXP
144A 4.125% 6/1/21 #	1,935,000	1,980,207
144A 4.875% 3/1/24 #	7,660,000	8,222,851
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	2,120,216

		56,368,298

Transportation – 1.11%
FedEx 4.05% 2/15/48	8,845,000	8,572,282

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 8/25/31 ♦	2,220,000	$2,385,436

		10,957,718

Utilities – 1.92%
American Water Capital
3.45% 6/1/29	3,635,000	3,819,859
4.15% 6/1/49	4,010,000	4,398,305
Aqua America 4.276% 5/1/49	3,270,000	3,588,243
Boston Gas 144A 3.001% 8/1/29 #	7,030,000	7,104,474

		18,910,881

Total Corporate Bonds (cost $847,193,606)		880,379,511

Municipal Bonds – 1.04%

Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,159,331
Los Angeles, California Department of Water & Power Revenue (Federally Taxable - Direct Payment - Build America Bonds) Series D 6.574% 7/1/45	5,365,000	8,121,054

Total Municipal Bonds (cost $7,479,351)		10,280,385

Loan Agreements – 1.23%

Altice France Tranche B13 1st Lien 6.325% (LIBOR01M + 4.00%) 8/14/26 ●	2,481,250	2,460,298
Mauser Packaging Solutions Holding Tranche B 1st Lien 5.59% (LIBOR03M + 3.25%) 4/3/24 ●	2,474,747	2,439,688
Stars Group Holdings Tranche B 1st Lien 5.83% (LIBOR03M + 3.50%) 7/10/25 ●	2,230,245	2,244,184
Unitymedia Finance Tranche E 1st Lien 4.354% (LIBOR03M + 2.00%) 6/1/23 ●	2,500,000	2,499,575
USI Tranche B 1st Lien 5.33% (LIBOR03M + 3.00%) 5/16/24 ●	2,474,811	2,444,136

Total Loan Agreements (cost $12,078,560)		12,087,881

	Number of shares

Convertible Preferred Stock – 0.41%

A Schulman 6.00% exercise price $52.33 y	2,808	2,871,180
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,204,743

Total Convertible Preferred Stock (cost $4,053,106)		4,075,923

Schedules of investments

Delaware Corporate Bond Fund

	Number of shares	Value (US $)

Preferred Stock – 0.36%

GMAC Capital Trust I 8.303% (LIBOR03M + 5.785%)●	50,000	$1,318,000
Morgan Stanley 5.55% µ	1,850,000	1,873,736
USB Realty 144A 3.45% (LIBOR03M + 1.147%)#●	400,000	344,608

Total Preferred Stock (cost $3,134,700)		3,536,344

Short-Term Investments – 4.65%

Money Market Mutual Funds – 4.65%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.23%)	9,160,963	9,159,701
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.19%)	9,160,963	9,159,668
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.23%)	9,160,963	9,159,697
Morgan Stanley Government Portfolio - Institutional Class (seven-day effective yield 2.21%)	9,160,963	9,159,684
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.18%)	9,160,963	9,159,655

Total Short-Term Investments (cost $45,798,405)		45,798,405

Total Value of Securities – 97.36% (cost $922,446,563)		$958,922,065

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2019, the aggregate value of Rule 144A securities was $184,285,389, which represents 18.71% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Stated rate in effect at July 31, 2019 through maturity date.

The following futures contracts were outstanding at July 31, 20191:

Futures Contracts

	Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
86	US Treasury Long Bonds	$ 13,381,062	$ 12,929,700	9/19/19	$ 451,362	$ 83,313

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedule of investments
Delaware Extended Duration Bond Fund	July 31, 2019

	Principal amount°	Value (US $)

Convertible Bond – 0.34%

Cemex 3.72% exercise price $10.88, maturity date 3/15/20	2,176,000	$2,178,851

Total Convertible Bond (cost $2,135,599)		2,178,851

Corporate Bonds – 93.06%

Banking – 7.81%
Ally Financial 8.00% 11/1/31	595,000	798,193
Bank of America
3.194% 7/23/30 µ	1,585,000	1,600,003
3.458% 3/15/25 µ	265,000	274,343
4.33% 3/15/50 µ	3,445,000	3,916,519
5.125%µy	2,860,000	2,899,325
Credit Suisse Group 144A 6.25%#µy	1,147,000	1,211,187
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,282,446
JPMorgan Chase & Co. 3.702% 5/6/30 µ	8,210,000	8,698,520
KeyBank 6.95% 2/1/28	2,467,000	3,080,426
Morgan Stanley
4.375% 1/22/47	5,120,000	5,767,963
4.457% 4/22/39 µ	1,095,000	1,228,507
5.00% 11/24/25	2,070,000	2,290,856
UBS 7.625% 8/17/22	2,635,000	2,951,740
UBS Group Funding Switzerland 6.875%µy	2,600,000	2,694,510
US Bancorp 5.125%µy	2,805,000	2,869,094
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	810,000	684,709
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,883,747

		50,132,088

Basic Industry – 4.53%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,300,441
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,070,000	2,097,842
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,027,997
Newmont Goldcorp 144A 5.45% 6/9/44 #	2,155,000	2,637,210
Nucor 4.40% 5/1/48	5,065,000	5,556,202
Olin 5.625% 8/1/29	1,570,000	1,615,138
RPM International 4.25% 1/15/48	3,115,000	2,941,445
Teck Resources 6.25% 7/15/41	3,430,000	3,881,416
Westlake Chemical 4.375% 11/15/47	5,225,000	5,030,463

		29,088,154

Brokerage – 2.23%
Jefferies Group
6.45% 6/8/27	2,640,000	3,032,710
6.50% 1/20/43	1,985,000	2,233,040
Lazard Group
3.75% 2/13/25	655,000	681,787

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group 4.50% 9/19/28	2,675,000	$2,863,194
Legg Mason 5.625% 1/15/44	5,000,000	5,494,972

		14,305,703

Capital Goods – 7.65%
Boeing 3.75% 2/1/50	1,450,000	1,462,488
Ingersoll-Rand Luxembourg Finance 4.50% 3/21/49	2,065,000	2,261,925
Martin Marietta Materials 4.25% 12/15/47	4,555,000	4,301,052
Northrop Grumman 4.03% 10/15/47	6,910,000	7,367,772
Parker-Hannifin 4.00% 6/14/49	5,365,000	5,614,419
Snap-on 4.10% 3/1/48	5,415,000	5,927,710
United Technologies 4.625% 11/16/48	6,290,000	7,450,634
Valmont Industries 5.00% 10/1/44	8,570,000	8,814,970
Waste Management
4.00% 7/15/39	1,530,000	1,671,160
4.15% 7/15/49	3,780,000	4,180,969

		49,053,099

Communications – 10.97%
AT&T
4.35% 3/1/29	1,890,000	2,043,442
4.85% 3/1/39	2,440,000	2,665,332
4.85% 7/15/45	4,310,000	4,635,338
Bell Canada 4.30% 7/29/49	5,695,000	6,177,976
Charter Communications Operating
5.125% 7/1/49	2,030,000	2,075,685
5.375% 4/1/38	3,170,000	3,459,450
Comcast 4.70% 10/15/48	3,455,000	4,059,224
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,954,034
Diamond Sports Group 144A 5.375% 8/15/26 #	1,650,000	1,680,938
Discovery Communications 5.20% 9/20/47	4,520,000	4,802,617
Fox 144A 5.576% 1/25/49 #	4,490,000	5,487,825
Telefonica Emisiones 5.52% 3/1/49	4,115,000	4,874,413
Time Warner Cable
6.75% 6/15/39	2,105,000	2,527,938
7.30% 7/1/38	5,265,000	6,532,397
Verizon Communications
4.50% 8/10/33	7,465,000	8,446,345
4.522% 9/15/48	2,605,000	2,879,416
Viacom 4.375% 3/15/43	4,435,000	4,391,008
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,625,000	1,668,875

		70,362,253

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 3.00%
General Motors
5.15% 4/1/38	2,450,000	$2,466,181
5.95% 4/1/49	420,000	447,724
6.75% 4/1/46	2,805,000	3,203,949
Home Depot 4.50% 12/6/48	7,105,000	8,453,963
Lowe’s 4.05% 5/3/47	4,630,000	4,653,250

		19,225,067

Consumer Non-Cyclical – 10.14%
Amgen 4.563% 6/15/48	3,955,000	4,308,738
Anheuser-Busch InBev Worldwide 4.90% 2/1/46	9,670,000	11,013,976
Bristol-Myers Squibb
144A 4.125% 6/15/39 #	585,000	639,117
144A 4.25% 10/26/49 #	3,585,000	3,929,100
Cigna 144A 4.90% 12/15/48 #	8,440,000	9,283,013
Conagra Brands 5.40% 11/1/48	4,605,000	5,171,000
CVS Health 4.78% 3/25/38	7,150,000	7,585,261
Gilead Sciences
4.15% 3/1/47	2,630,000	2,767,740
4.50% 2/1/45	4,110,000	4,503,105
Mars
144A 3.875% 4/1/39 #	485,000	531,348
144A 3.95% 4/1/49 #	6,215,000	6,766,870
PepsiCo 3.375% 7/29/49	5,090,000	5,104,678
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,434,448

		65,038,394

Electric – 18.02%
AEP Texas 3.80% 10/1/47	3,800,000	3,924,230
Alabama Power 4.30% 7/15/48	2,630,000	2,974,197
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,088,893
Appalachian Power
4.40% 5/15/44	1,910,000	2,129,101
4.50% 3/1/49	3,685,000	4,261,927
Arizona Public Service
4.20% 8/15/48	2,720,000	2,990,141
4.25% 3/1/49	2,790,000	3,111,134
Baltimore Gas & Electric 3.75% 8/15/47	2,580,000	2,693,104
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	5,372,766
Black Hills 4.20% 9/15/46	4,745,000	4,939,784
ComEd Financing III 6.35% 3/15/33	2,630,000	2,728,394
Dayton Power & Light 144A 3.95% 6/15/49 #	4,725,000	4,974,946
DTE Electric 3.75% 8/15/47	3,675,000	3,928,263
Duke Energy Ohio 3.70% 6/15/46	1,000,000	1,033,529

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Emera 6.75% 6/15/76 µ	3,445,000	$3,751,674
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,930,684
Entergy Louisiana
4.00% 3/15/33	1,885,000	2,095,660
4.95% 1/15/45	125,000	132,427
Entergy Mississippi 3.85% 6/1/49	450,000	480,051
FirstEnergy Transmission 144A 4.55% 4/1/49 #	710,000	795,731
Louisville Gas & Electric 4.25% 4/1/49	4,520,000	5,147,930
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	810,000	850,236
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	2,840,000	2,991,951
Oglethorpe Power 5.05% 10/1/48	2,580,000	3,101,544
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,599,713
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,607,957
Public Service Co. of New Hampshire 3.60% 7/1/49	2,145,000	2,216,965
Southern California Edison
4.125% 3/1/48	3,245,000	3,377,697
4.875% 3/1/49	1,130,000	1,309,483
Southwestern Public Service
3.70% 8/15/47	3,165,000	3,263,606
4.40% 11/15/48	5,115,000	5,809,620
Tampa Electric 3.625% 6/15/50	3,842,000	3,863,566
Tucson Electric Power 4.85% 12/1/48	4,150,000	4,942,634
Union Electric 4.00% 4/1/48	5,315,000	5,830,602
Virginia Electric & Power 4.60% 12/1/48	2,815,000	3,346,644

		115,596,784

Energy – 7.79%
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,609,314
Energy Transfer Operating
6.00% 6/15/48	1,730,000	1,991,209
6.25% 4/15/49	3,940,000	4,688,650
Eni 144A 5.70% 10/1/40 #	3,450,000	4,008,407
Enterprise Products Operating
4.20% 1/31/50	1,555,000	1,587,584
4.80% 2/1/49	4,360,000	4,875,208
Marathon Oil 4.40% 7/15/27	3,035,000	3,199,582
MPLX
4.80% 2/15/29	2,085,000	2,280,611
5.50% 2/15/49	4,685,000	5,233,722
Newfield Exploration 5.625% 7/1/24	1,275,000	1,408,662
Noble Energy 4.95% 8/15/47	4,800,000	5,104,616

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy 5.05% 11/15/44	1,785,000	$1,895,889
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,872,530
Sabine Pass Liquefaction
5.625% 3/1/25	3,010,000	3,349,412
5.75% 5/15/24	1,655,000	1,838,032
5.875% 6/30/26	2,060,000	2,346,751
Saudi Arabian Oil 144A 4.375% 4/16/49 #	1,160,000	1,206,593
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	1,470,420

		49,967,192

Finance Companies – 1.42%
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	3,023,145
Mastercard 3.65% 6/1/49	5,725,000	6,106,818

		9,129,963

Insurance – 8.06%
Alleghany 4.90% 9/15/44	3,525,000	3,898,900
AXA Equitable Holdings 5.00% 4/20/48	2,085,000	2,207,615
Berkshire Hathaway Finance
4.20% 8/15/48	5,385,000	6,067,306
4.25% 1/15/49	1,150,000	1,301,794
Brighthouse Financial 4.70% 6/22/47	6,215,000	5,372,037
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,087,721
MetLife 4.60% 5/13/46	3,725,000	4,378,987
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,221,860
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	6,139,396
Prudential Financial 4.35% 2/25/50	5,245,000	5,973,034
UnitedHealth Group 3.50% 8/15/39	1,615,000	1,627,039
Voya Financial 4.70% 1/23/48 µ	2,010,000	1,855,282
XLIT
4.761% (LIBOR03M + 2.458%)y•	1,260,000	1,262,545
5.50% 3/31/45	1,895,000	2,287,029

		51,680,545

Natural Gas – 3.86%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	7,945,000	8,775,129
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,269,507
Southern California Gas 4.30% 1/15/49	4,500,000	5,046,921
Southwest Gas
3.80% 9/29/46	2,150,000	2,141,746
4.15% 6/1/49	2,430,000	2,523,143

		24,756,446

Technology – 2.46%
Fiserv 4.40% 7/1/49	3,295,000	3,538,605

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
International Business Machines 4.25% 5/15/49	2,990,000	$3,238,419
Micron Technology 4.663% 2/15/30	1,870,000	1,890,148
NXP 144A 4.30% 6/18/29 #	1,120,000	1,160,933
Oracle 4.00% 11/15/47	4,000,000	4,293,740
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,656,581

		15,778,426

Transportation – 3.47%
Burlington Northern Santa Fe 4.05% 6/15/48	5,000,000	5,471,448
FedEx 4.05% 2/15/48	8,700,000	8,431,753
Norfolk Southern 4.15% 2/28/48	4,795,000	5,202,073
Union Pacific 3.55% 8/15/39	3,155,000	3,183,516

		22,288,790

Utilities – 1.65%
American Water Capital 4.15% 6/1/49	4,405,000	4,831,554
Aqua America 4.276% 5/1/49	5,275,000	5,788,374

		10,619,928

Total Corporate Bonds (cost $555,086,581)		597,022,832

Municipal Bonds – 3.10%
Chicago, Illinois O’Hare International Airport Third Lien Revenue
(Build America Bonds - Direct Payment) Series B 6.395% 1/1/40	3,800,000	5,394,404
Long Island, New York Power Authority Electric System Revenue
(Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	4,666,716
Los Angeles, California Department of Water & Power Revenue
(Federally Taxable - Direct Payment - Build America Bonds) Series D 6.574% 7/1/45	2,225,000	3,368,005
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,349,794
Oregon Department of Transportation Highway User Tax Revenue
(Federally Taxable Build America Bonds) Subordinate Series A 5.834% 11/15/34	1,605,000	2,117,412

Total Municipal Bonds (cost $14,456,093)		19,896,331

Schedules of investments

Delaware Extended Duration Bond Fund

	Number of shares	Value (US $)

Convertible Preferred Stock – 0.68%

A Schulman 6.00% exercise price $52.33 y	1,597	$1,632,933
Bank of America 7.25% exercise price $50.00 y	1,360	1,927,718
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	790,336

Total Convertible Preferred Stock (cost $4,194,316)		4,350,987

Preferred Stock – 0.67%

Bank of America 6.50% µ	1,500,000	1,670,198
Morgan Stanley 5.55% µ	2,280,000	2,309,252
USB Realty 144A 3.45% (LIBOR03M + 1.147%)#●	400,000	344,608

Total Preferred Stock (cost $4,254,700)		4,324,058

Total Value of Securities – 97.85% (cost $580,127,289)		$627,773,059

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At July 31, 2019, the aggregate value of Rule 144A securities was $88,152,157, which represents 13.74% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at July 31, 20191:

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
128	US Treasury Long Bonds	$19,916,000	$19,244,205	9/19/19	$671,795	$124,000

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
July 31, 2019

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund

Assets:
Investments, at value[1]	$958,922,065	$627,773,059
Cash	22,960	—
Cash collateral due from broker	227,040	337,920
Receivable for fund shares sold	17,028,344	613,094
Dividends and interest receivable	9,026,330	6,943,591
Receivable for securities sold	5,454,864	19,107,698
Variation margin due from broker on futures contracts	83,313	124,000

Total assets	990,764,916	654,899,362

Liabilities:
Cash due to custodian	—	3,615,718
Payable for securities purchased	3,039,339	7,589,336
Payable for fund shares redeemed	1,399,499	1,128,635
Distribution payable	793,178	573,411
Investment management fees payable to affiliates	306,128	206,336
Other accrued expenses	231,039	181,048
Distribution fees payable to affiliates	101,873	43,638
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,456	5,378
Accounting and administration expenses payable to affiliates	3,207	2,408
Trustees’ fees and expenses payable to affiliates	2,793	2,147
Legal fees payable to affiliates	973	748
Reports and statements to shareholders expenses payable to affiliates	515	338

Total liabilities	5,886,000	13,349,141

Total Net Assets	$984,878,916	$641,550,221

Net Assets Consist of:
Paid-in capital	$1,009,203,353	$602,512,463
Total distributable earnings (loss)	(24,324,437)	39,037,758

Total Net Assets	$984,878,916	$641,550,221

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund

Net Asset Value
Class A:
Net assets	$168,910,063		$125,212,959
Shares of beneficial interest outstanding, unlimited authorization, no par	28,280,090		18,316,479
Net asset value per share	$5.97		$6.84
Sales charge	4.50%		4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$6.25		$7.16

Class C:
Net assets	$68,276,463		$14,748,312
Shares of beneficial interest outstanding, unlimited authorization, no par	11,430,669		2,158,612
Net asset value per share	$5.97		$6.83

Class R:
Net assets	$17,516,789		$11,983,860
Shares of beneficial interest outstanding, unlimited authorization, no par	2,930,172		1,750,341
Net asset value per share	$5.98		$6.85

Institutional Class:
Net assets	$730,173,424		$444,635,044
Shares of beneficial interest outstanding, unlimited authorization, no par	122,246,049		65,151,513
Net asset value per share	$5.97		$6.82

Class R6:
Net assets	$2,177		$44,970,046
Shares of beneficial interest outstanding, unlimited authorization, no par	365	*	6,584,535
Net asset value per share	$5.97		$6.83

[1] Investments, at cost	$922,446,563		$580,127,289

*  Net asset value per share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended July 31, 2019

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund

Investment Income:
Interest	$39,372,616	$28,752,709
Dividends	661,950	273,869

	40,034,566	29,026,578

Expenses:
Management fees	4,344,933	3,404,877
Distribution expenses — Class A	424,226	320,936
Distribution expenses — Class C	754,641	150,163
Distribution expenses — Class R	90,456	66,230
Dividend disbursing and transfer agent fees and expenses	974,258	626,911
Accounting and administration expenses	199,092	153,141
Registration fees	113,944	85,467
Reports and statements to shareholders expenses	92,069	73,128
Legal fees	89,806	59,658
Audit and tax fees	52,967	52,638
Trustees’ fees and expenses	48,926	35,263
Custodian fees	33,240	31,085
Other expenses	57,102	42,783

	7,275,660	5,102,280
Less expenses waived	(942,144)	(1,001,487)
Less expenses paid indirectly	(4,384)	(2,250)

Total operating expenses	6,329,132	4,098,543

Net Investment Income	33,705,434	24,928,035

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	1,254,082	(5,737,894)
Futures contracts	465,615	839,709

Net realized gain (loss)	1,719,697	(4,898,185)

Net change in unrealized appreciation (depreciation) of:
Investments	44,747,084	57,350,267
Futures contracts	287,329	671,795

Net change in unrealized appreciation (depreciation)	45,034,413	58,022,062

Net Realized and Unrealized Gain	46,754,110	53,123,877

Net Increase in Net Assets Resulting from Operations	$80,459,544	$78,051,912

*Includes $1,022,669 and $387,909 for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, respectively, related to the General Motors term loan litigation. See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Corporate Bond Fund

	Year ended
	7/31/19	7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$33,705,434	$37,942,207
Net realized gain (loss)	1,719,697	(11,020,242)
Net change in unrealized appreciation (depreciation)	45,034,413	(42,178,285)

Net increase (decrease) in net assets resulting from operations	80,459,544	(15,256,320)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(6,639,981)	(8,104,963)
Class C	(2,395,036)	(3,172,984)
Class R	(662,925)	(818,568)
Institutional Class	(26,021,706)	(29,609,714)
Class R6	(42)	—

	(35,719,690)	(41,706,229)

Capital Share Transactions:
Proceeds from shares sold:
Class A	28,554,252	33,704,901
Class C	6,560,970	4,492,764
Class R	4,595,777	9,166,197
Institutional Class	396,782,771	482,977,869
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,083,250	7,560,371
Class C	2,069,758	2,820,800
Class R	657,856	818,333
Institutional Class	14,723,721	16,199,993
Class R6	40	—

	460,030,395	557,741,228

	Year ended
	7/31/19	7/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,251,283)	$(77,661,628)
Class C	(32,720,738)	(44,978,538)
Class R	(8,298,842)	(13,394,326)
Institutional Class	(571,365,460)	(287,055,533)

	(688,636,323)	(423,090,025)

Increase (decrease) in net assets derived from capital share transactions	(228,605,928)	134,651,203

Net Increase (Decrease) in Net Assets	(183,866,074)	77,688,654

Net Assets:
Beginning of year	1,168,744,990	1,091,056,336

End of year[1]	$984,878,916	$1,168,744,990

[1]

Net Assets – End of year includes distributions in excess of net investment income of $27,569 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended July 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 13 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

				Institutional
	Class A	Class C	Class R	Class

Dividends from net investment income	$(8,104,963)	$(3,172,984)	$(818,568)	$(29,609,714)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Year ended
	7/31/19	7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,928,035	$25,045,879
Net realized gain (loss)	(4,898,185)	4,256,736
Net change in unrealized appreciation (depreciation)	58,022,062	(40,757,560)

Net increase (decrease) in net assets resulting from operations	78,051,912	(11,454,945)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(4,932,266)	(6,604,011)
Class C	(465,622)	(685,910)
Class R	(477,425)	(568,514)
Institutional Class	(17,553,011)	(16,476,994)
Class R6	(1,893,434)	(1,234,037)

	(25,321,758)	(25,569,466)

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,026,085	29,749,844
Class C	1,258,859	2,276,247
Class R	3,448,104	3,182,605
Institutional Class	144,800,627	167,528,226
Class R6	2,303,998	26,877,912

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,889,015	6,501,977
Class C	435,001	652,210
Class R	480,127	568,514
Institutional Class	16,706,388	15,382,847
Class R6	1,901,387	1,205,755

	200,249,591	253,926,137

	Year ended
	7/31/19	7/31/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(63,899,743)	$(73,020,245)
Class C	(5,696,100)	(12,326,813)
Class R	(8,291,559)	(6,829,085)
Institutional Class	(187,981,554)	(118,872,759)
Class R6	(11,288,541)	(1,380,444)

	(277,157,497)	(212,429,346)

Increase (decrease) in net assets derived from capital share transactions	(76,907,906)	41,496,791

Net Increase (Decrease) in Net Assets	(24,177,752)	4,472,380
Net Assets:
Beginning of year	665,727,973	661,255,593

End of year[1]	$641,550,221	$665,727,973

[1]

Net Assets – End of year includes distributions in excess of net investment income of $528,707 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended July 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 13 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

				Institutional
	Class A	Class C	Class R	Class	Class R6

Dividends from net investment income	$(6,604,011)	$(685,910)	$(568,514)	$(16,476,994)	$(1,234,037)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, net realized gain distributions of $72,919 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$5.61	$5.90	$5.94	$5.81	$6.08

0.21	0.19	0.19	0.19	0.21
0.37	(0.27)	(0.03)	0.14	(0.19)

0.58	(0.08)	0.16	0.33	0.02

(0.22)	(0.21)	(0.20)	(0.20)	(0.23)
—	—	—	— [2]	(0.06)

(0.22)	(0.21)	(0.20)	(0.20)	(0.29)

$5.97	$5.61	$5.90	$5.94	$5.81

10.65%	(1.44% )	2.84%	5.91%	0.28%

$168,910	$200,600	$248,143	$352,477	$442,509
0.82%	0.88%	0.94%	0.94%	0.95%

0.92%	0.92%	0.94%	0.96%	0.96%
3.68%	3.26%	3.19%	3.28%	3.43%

3.58%	3.22%	3.19%	3.26%	3.42%
173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, net realized gain distributions of $32,194 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$5.61	$5.90	$5.94	$5.81	$6.08

0.17	0.14	0.14	0.15	0.16
0.37	(0.27)	(0.02)	0.14	(0.19)

0.54	(0.13)	0.12	0.29	(0.03)

(0.18)	(0.16)	(0.16)	(0.16)	(0.18)
—	—	—	— [2]	(0.06)

(0.18)	(0.16)	(0.16)	(0.16)	(0.24)

$5.97	$5.61	$5.90	$5.94	$5.81

9.83%	(2.18% )	2.07%	5.12%	(0.48% )

$68,277	$88,274	$131,520	$173,057	$193,746
1.57%	1.63%	1.69%	1.69%	1.70%

1.67%	1.67%	1.69%	1.71%	1.71%
2.93%	2.51%	2.44%	2.53%	2.68%

2.83%	2.47%	2.44%	2.51%	2.67%
173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, net realized gain distributions of $4,867 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$5.62	$5.90	$5.94	$5.82	$6.09

0.19	0.17	0.17	0.17	0.19
0.38	(0.26)	(0.02)	0.14	(0.19)

0.57	(0.09)	0.15	0.31	—

(0.21)	(0.19)	(0.19)	(0.19)	(0.21)
—	—	—	— [2]	(0.06)

(0.21)	(0.19)	(0.19)	(0.19)	(0.27)

$5.98	$5.62	$5.90	$5.94	$5.82

10.36%	(1.51% )	2.58%	5.47%	0.03%

$17,517	$19,512	$24,207	$29,149	$28,245
1.07%	1.13%	1.19%	1.19%	1.20%

1.17%	1.17%	1.19%	1.21%	1.21%
3.43%	3.01%	2.94%	3.03%	3.18%

3.33%	2.97%	2.94%	3.01%	3.17%
173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, net realized gain distributions of $110,366 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$5.61	$5.90	$5.94	$5.81	$6.08

0.22	0.20	0.20	0.20	0.22
0.37	(0.27)	(0.02)	0.15	(0.19)

0.59	(0.07)	0.18	0.35	0.03

(0.23)	(0.22)	(0.22)	(0.22)	(0.24)
—	—	—	— [2]	(0.06)

(0.23)	(0.22)	(0.22)	(0.22)	(0.30)

$5.97	$5.61	$5.90	$5.94	$5.81

10.93%	(1.20% )	3.09%	6.18%	0.52%

$730,173	$860,359	$687,186	$583,649	$824,165
0.57%	0.63%	0.69%	0.69%	0.70%

0.67%	0.67%	0.69%	0.71%	0.71%
3.93%	3.51%	3.44%	3.53%	3.68%

3.83%	3.47%	3.44%	3.51%	3.67%
173%	158%	168%	217%	215%

Financial highlights

Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

1/31/19[1] to 7/31/19

Net asset value, beginning of period	$5.59

Income from investment operations:
Net investment income[2]	0.11
Net realized and unrealized gain	0.39

Total from investment operations	0.50

Less dividends and distributions from:
Net investment income	(0.12)

Total dividends and distributions	(0.12)

Net asset value, end of period	$5.97

Total return[3]	8.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.48%
Ratio of expenses to average net assets prior to fees waived	0.58%
Ratio of net investment income to average net assets	4.01%
Ratio of net investment income to average net assets prior to fees waived	3.91%
Portfolio turnover	173% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the year ended July 31, 2019.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, return of capital distributions of $99,043 were made by the Fund’s Class A shares, which calculated to $(0.003) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$6.28	$6.62	$6.79	$6.29	$6.81

0.24	0.23	0.22	0.23	0.26
0.56	(0.34)	(0.16)	0.51	(0.21)

0.80	(0.11)	0.06	0.74	0.05

(0.24)	(0.23)	(0.23)	(0.23)	(0.27)
—	—	—	(0.01)	(0.30)
—	—	—	—2	—

(0.24)	(0.23)	(0.23)	(0.24)	(0.57)

$6.84	$6.28	$6.62	$6.79	$6.29

13.17%	(1.64% )	0.97%	12.14%	0.53%

$125,213	$150,397	$196,754	$241,190	$244,514
0.82%	0.87%	0.96%	0.96%	0.98%

0.98%	0.98%	1.00%	1.00%	1.02%
3.78%	3.52%	3.40%	3.60%	3.89%

3.62%	3.41%	3.36%	3.56%	3.85%
133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, return of capital distributions of $13,876 were made by the Fund’s Class C shares, which calculated to $(0.003) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$6.27	$6.61	$6.78	$6.29	$6.81

0.19	0.18	0.17	0.18	0.21
0.56	(0.33)	(0.16)	0.50	(0.21)

0.75	(0.15)	0.01	0.68	—

(0.19)	(0.19)	(0.18)	(0.18)	(0.22)
—	—	—	(0.01)	(0.30)
—	—	—	— [2]	—

(0.19)	(0.19)	(0.18)	(0.19)	(0.52)

$6.83	$6.27	$6.61	$6.78	$6.29

12.34%	(2.39% )	0.21%	11.14%	(0.22% )

$14,748	$17,612	$28,265	$33,777	$33,323
1.57%	1.62%	1.71%	1.71%	1.73%

1.73%	1.73%	1.75%	1.75%	1.77%
3.03%	2.77%	2.65%	2.85%	3.14%

2.87%	2.66%	2.61%	2.81%	3.10%
133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2016, return of capital distributions of $10,648 were made by the Fund’s Class R shares, which calculated to $(0.003) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$6.29	$6.63	$6.80	$6.30	$6.82

0.22	0.21	0.20	0.21	0.24
0.57	(0.33)	(0.16)	0.51	(0.21)

0.79	(0.12)	0.04	0.72	0.03

(0.23)	(0.22)	(0.21)	(0.21)	(0.25)
—	—	—	(0.01)	(0.30)
—	—	—	— [2]	—

(0.23)	(0.22)	(0.21)	(0.22)	(0.55)

$6.85	$6.29	$6.63	$6.80	$6.30

12.87%	(1.88% )	0.71%	11.84%	0.29%

$11,984	$15,389	$19,294	$25,965	$26,449
1.07%	1.12%	1.21%	1.21%	1.23%

1.23%	1.23%	1.25%	1.25%	1.27%
3.53%	3.27%	3.15%	3.35%	3.64%

3.37%	3.16%	3.11%	3.31%	3.60%
133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended July 31, 2016, return of capital distributions of $153,033 were made by the Fund’s Institutional Class shares, which calculated to $(0.003) per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$6.27	$6.61	$6.78	$6.28	$6.80

0.25	0.25	0.24	0.24	0.27
0.56	(0.34)	(0.17)	0.51	(0.21)

0.81	(0.09)	0.07	0.75	0.06

(0.26)	(0.25)	(0.24)	(0.24)	(0.28)
—	—	—	(0.01)	(0.30)
—	—	—	— [2]	—

(0.26)	(0.25)	(0.24)	(0.25)	(0.58)

$6.82	$6.27	$6.61	$6.78	$6.28

13.30%	(1.40% )	1.21%	12.26%	0.78%

$444,635	$433,957	$393,714	$372,052	$342,209
0.57%	0.62%	0.71%	0.71%	0.73%

0.73%	0.73%	0.75%	0.75%	0.77%
4.03%	3.77%	3.65%	3.85%	4.14%

3.87%	3.66%	3.61%	3.81%	4.10%
133%	147%	187%	219%	185%

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the period May 2, 2016 to July 31, 2016, return of capital distributions of $3,526 were made by the Fund’s Class R6 shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended July 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Year ended			5/2/16[1] to

7/31/19	7/31/18	7/31/17	7/31/16

$6.27	$6.61	$6.78	$6.38

0.26	0.25	0.24	0.23
0.56	(0.33)	(0.16)	0.22

0.82	(0.08)	0.08	0.45

(0.26)	(0.26)	(0.25)	(0.05)
—	—	—	—	[3]

(0.26)	(0.26)	(0.25)	(0.05)

$6.83	$6.27	$6.61	$6.78

13.56%	(1.32% )	1.29%	7.20%

$44,970	$48,373	$23,229	$8,578
0.49%	0.54%	0.63%	0.63%

0.64%	0.65%	0.67%	0.65%
4.11%	3.85%	3.73%	3.40%

3.96%	3.74%	3.69%	3.38%
133%	147%	187%	219%	[5]

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

July 31, 2019

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Funds are open-end investment companies. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended July 31, 2019 and for all open tax years (years ended July 31, 2016–July 31, 2018), and has concluded that no provision for federal income tax is required in either Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statements of operations.” During the year ended July 31, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Funds may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2019, the Funds held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2019, each Fund earned the following amounts under this arrangement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$3,501	$1,769

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2019, each Fund earned the following amounts under this arrangement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$883	$481

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.48% of average daily net assets of Class R6 shares, for Delaware Corporate Bond Fund. For Delaware Extended Duration Bond Fund, the expense waiver was 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares, and 0.49% of average daily net assets of Class R6 shares. The expense waivers were in effect from Aug. 1, 2018 through July 31, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended July 31, 2019, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$37,632	$27,861

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

transfer agent fees and expenses.” For the year ended July 31, 2019, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$78,675	$57,133

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended July 31, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$24,742	$17,541

For the year ended July 31, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$10,939	$8,044

For the year ended July 31, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$696	$4
Class C	2,074	876

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of Delaware Corporate Bond Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Nov. 28, 2017 through Jan. 31, 2020 for Delaware Extended Duration Bond Fund and April 1, 2018 through Jan. 31, 2020 for Delaware Corporate Bond Fund.

3. Investments

For the year ended July 31, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than US government securities	$1,190,536,538	$539,623,136
Purchases of US government securities	330,176,821	282,117,012
Sales other than US government securities	1,457,209,037	589,595,385
Sales of US government securities	338,339,505	297,130,558

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments and derivatives	$924,291,985	$581,681,719

Aggregate unrealized appreciation of investments and derivatives	$40,187,272	$49,883,119
Aggregate unrealized depreciation of investments and derivatives	(5,105,830)	(3,119,984)

Net unrealized appreciation of investments and derivatives	$35,081,442	$46,763,135

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 – Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2019:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$883,143,127	$883,143,127
Municipal Bonds	—	10,280,385	10,280,385
Loan Agreements	—	12,087,881	12,087,881
Convertible Preferred Stock[1]	1,204,743	2,871,180	4,075,923
Preferred Stock[1]	1,318,000	2,218,344	3,536,344
Short-Term Investments	45,798,405	—	45,798,405

Total Value of Securities	$48,321,148	$910,600,917	$958,922,065

Derivatives[2]
Assets:
Futures Contracts	$451,362	$—	$451,362

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total

Securities
Assets:
Corporate Debt	$—	$599,201,683	$599,201,683
Municipal Bonds	—	19,896,331	19,896,331
Convertible Preferred Stock[1]	2,718,054	1,632,933	4,350,987
Preferred Stock	—	4,324,058	4,324,058

Total Value of Securities	$2,718,054	$625,055,005	$627,773,059

Derivatives[2]
Assets:
Futures Contracts	$671,795	$—	$671,795

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund

	Level 1	Level 2	Total
Convertible Preferred Stock	29.56%	70.44%	100.00%
Preferred Stock	37.27%	62.73%	100.00%

	Delaware Extended Duration Bond Fund

	Level 1	Level 2	Total
Convertible Preferred Stock	62.47%	37.53%	100.00%

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the year ended July 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the year ended July 31, 2019, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2019 and 2018 were as follows:

	Delaware Corporate Bond Fund
	Year ended
	7/31/19	7/31/18
Ordinary income	$35,719,690	$41,706,229

	Delaware Extended Duration Bond Fund
	Year ended
	7/31/19	7/31/18
Ordinary income	$25,321,758	$25,569,466

5. Components of Net Assets on a Tax Basis

As of July 31, 2019, the components of net assets on a tax basis were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Shares of beneficial interest	$1,009,203,353	$602,512,463
Undistributed ordinary income	786,334	54,449
Distributions payable	(793,178)	(573,411)
Capital loss carryforwards	(59,399,035)	(7,206,415)
Unrealized appreciation of investments and derivatives	35,081,442	46,763,135

Net assets	$984,878,916	$641,550,221

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, 305 (C) deemed dividend income, trust preferred securities, and market discount and premium on debt instruments.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2019, capital loss carryforwards available to offset future realized capital gains for the Funds were as follows:

	Loss carryforward character

	Short-term	Long-term	Total
Delaware Corporate Bond Fund	$29,269,919	$30,129,116	$59,399,035
Delaware Extended Duration Bond Fund	—	7,206,415	7,206,415

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Year ended		Year ended

	7/31/19	7/31/18	7/31/19	7/31/18
Shares sold:
Class A	5,047,279	5,854,870	3,883,138	4,583,796
Class C	1,159,238	772,164	199,873	347,484
Class R	811,772	1,568,776	547,907	490,131
Institutional Class	69,204,787	83,859,575	23,299,096	25,719,032
Class R6	358	—	372,689	4,230,248

Shares issued upon reinvestment of dividends and distributions:
Class A	1,078,834	1,314,091	782,475	1,004,628
Class C	368,001	489,998	69,772	100,720
Class R	116,666	142,082	76,870	87,815
Institutional Class	2,610,209	2,817,667	2,673,221	2,385,789
Class R6	7	—	304,559	188,228

	80,397,151	96,819,223	32,209,600	39,137,871

Shares redeemed:
Class A	(13,579,203)	(13,507,005)	(10,311,986)	(11,357,434)
Class C	(5,819,937)	(7,835,430)	(918,555)	(1,913,633)
Class R	(1,470,972)	(2,339,016)	(1,322,896)	(1,040,861)
Institutional Class	(102,823,668)	(49,931,471)	(30,080,443)	(18,436,225)
Class R6	—	—	(1,806,975)	(217,332)

	(123,693,780)	(73,612,922)	(44,440,855)	(32,965,485)

Net increase (decrease)	(43,296,629)	23,206,301	(12,231,255)	6,172,386

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and on the “Statements of changes in net assets.” For the years ended July 31, 2019 and 2018, the Funds had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Year ended July 31, 2019
Delaware Corporate Bond Fund	28,600	99,910	99,753	28,941	$739,628
Delaware Extended Duration Bond Fund	116,169	1,453	1,452	116,350	754,457

	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended July 31, 2018
Delaware Corporate Bond Fund	289,840	151,370	—	141,480	300,106	—	$2,534,820
Delaware Extended Duration Bond Fund	380,428	24,894	312,829	388,027	67,214	314,364	4,627,681

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Line of Credit (continued)

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of July 31, 2019, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2019, Delaware Corporate Bond Fund posted $227,040 and Delaware Extended Duration Bond Fund posted $337,920 cash as collateral for open futures contracts, which are included in “Cash collateral due from broker” on the “Statements of assets and liabilities.”

During the year ended July 31, 2019, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the year ended July 31, 2019, the Funds experienced net realized and unrealized gain or loss attributable to their use of futures contracts, which is disclosed as “Variation margin due from broker on futures contracts” on the “Statements of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the year ended July 31, 2019:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Long Derivative Volume	Short Derivative Volume	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,511,611	$19,083,087	$9,891,190	$–

9. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending (continued)

changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the year ended July 31, 2019, the Funds had no securities out on loan.

10. Credit and Market Risk

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. General Motors Term Loan Litigation

The Funds received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Funds in 2009. Because it was believed that the Funds were secured creditors, the Funds received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that, the Funds were unsecured creditors and, as unsecured creditors, the Funds should not have received payment in full. Based on available information related to the litigation and the Funds’ potential exposure, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund previously recorded contingent liabilities of $1,460,956 and $554,156, respectively, and assets of $438,287 and $166,247, respectively, based on the potential recoveries by the estate that resulted in a net decrease in the Funds’ NAV to reflect this potential recovery.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

12. General Motors Term Loan Litigation (continued)

During the period, the plaintiff and the term loan lenders, which included the Funds, reached an agreement in principle that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liabilities and other assets were removed in connection with the case being settled, which resulted in the Funds recognizing a gain in the amount of the liabilities reversed.

13. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in each Fund’s financial statements.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in the Funds’ financial statements.

This page intentionally left blank.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and Shareholders of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the funds constituting Delaware Group® Income Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2019, the related statements of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 17, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2019, each Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)
Delaware Corporate Bond Fund	100.00%
Delaware Extended Duration Bond Fund	100.00%

(A) is based on a percentage of each Fund’s total distributions.

For the fiscal year ended July 31, 2019, certain interest income paid by Delaware Corporate Bond Fund determined to be Qualified Interest Income and Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and as extended by the American Taxpayer Relief Act of 2012. Delaware Extended Duration Bond Fund did not have any foreign shareholders for the fiscal year ended July 31, 2019. For the fiscal year ended July 31, 2019, Delaware Corporate Bond Fund has reported maximum distributions of Qualified Interest Income as follows:

Qualified Interest Income	$26,666,654

Board consideration of Sub-Advisory agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “Sub-Advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Funds. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Funds’ investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of each Fund’s strategy to the Sub-Advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and each Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to the Funds and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Funds and their shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Funds, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for each Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that

Board consideration of Sub-Advisory agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held February 27-28, 2019 (continued)

the Sub-Advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to each Fund as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Funds, and that the management fee paid by each Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to the Fund, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Funds, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for each Fund so that as the Fund grows in size, its effective investment management fee rate declines.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee

Shawn K. Lytle[1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015
Trustee since September 2015
Independent Trustees

Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chair and Trustee	Trustee since March 2005
Chair since March 2015
Jerome D. Abernathy 2005 Market Street Philadelphia, PA 19103 July 1959	Trustee	Since January 2019
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)
Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
		Director — Drexel
		Morgan & Co.
		(2015–present)

		Director and Audit Committee
		Member — vTv
		Therapeutics Inc.
		(2017–present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–present)
Private Investor	59	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Audit
Committee Member —
Executive Advisor to Dean		Carrizo Oil & Gas, Inc.
(August 2011–March 2012)		(March 2018–Present)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	59	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Chair of Investments
Committee and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948
Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q or Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Annual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

July 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Delaware Capital Management Advisers, Inc., Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of July 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware High-Yield Opportunities Fund	August 13, 2019

Performance preview (for the year ended July 31, 2019)

Delaware High-Yield Opportunities Fund (Institutional Class shares)	1-year return	+7.52%

Delaware High-Yield Opportunities Fund (Class A shares)	1-year return	+7.25%

ICE BofAML US High Yield Constrained Index (benchmark)	1-year return	+6.93%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware High-Yield Opportunities Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Market review

High yield bonds experienced heightened volatility over the Fund’s fiscal year ended July 31, 2019, as prices and yields responded to shifts in the outlook for interest rates, oil prices, and trade negotiations. The first major reversal occurred during the final months of 2018. Investors called into question the outlook for global growth amid plunging energy prices and a still-hawkish US Federal Reserve. Reacting in part to the message conveyed by a global flight to quality, the Fed signaled a pause in its monetary tightening cycle, citing low inflation and uncertainty arising from the US-China trade war as reasons to adopt a more “data dependent” stance. Along with a recovery in energy prices and an occasional (if fleeting) easing of trade tensions, risk assets rallied through the early spring of 2019. High yield bond prices rebounded through the end of the fiscal period, although the recovery was tenuous and led by higher-quality credits.

Despite the increased volatility, the fundamental underpinnings of the high yield market remained positive during the 12-month period. Corporate earnings generally met or surpassed expectations and technical factors were also generally positive as fund inflows far exceeded new-issue supply. Notably, the new supply was mostly in the form of refinancing – a healthy departure from the traditional late-cycle pattern of leveraged buyouts,

The following factors affected high yield bonds over the fiscal year:

●  Fed policy shifted from tightening to easing mode.

●  Corporate fundamentals remained solid despite an economic slowdown.

●  Negative interest rates overseas drew inflows to US bonds, including high yield.

1

Portfolio management review

Delaware High-Yield Opportunities Fund

in our view. Reflecting the unsettled economic and political environment, high yield credit spreads moved in a range of nearly 200 basis points over the fiscal year. (One basis point is a hundredth of a percentage point.) On July 31, 2019, the benchmark option-adjusted spread that compares high yield credit to US Treasury bond yields stood at about 420 basis points (down from 535 basis points at the start of the 12-month period).

Among industry groups, energy was a notable outlier and the only sector to post a negative return during the Fund’s fiscal year. The oil-field services and exploration and production (E&P) sub-sectors sustained particularly large declines. The automotive sector also lagged the Fund’s benchmark, the ICE BofAML US High Yield Constrained Index, affected by slowing global growth, particularly in China, the world’s largest car market. Meanwhile, market leadership was concentrated in the relative safety of defensive and rate-sensitive sectors. These included banking, homebuilding, media, and utilities.

Source: Bloomberg.

Within the Fund

For the fiscal year ended July 31, 2019, Delaware High-Yield Opportunities Fund outperformed its benchmark, the ICE BofAML US High Yield Constrained Index. The Fund’s Institutional Class shares gained 7.52%. The Fund’s Class A shares advanced 7.25% at net asset value and 2.55% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark gained 6.93%. For complete, annualized performance of Delaware High-Yield Opportunities Fund, please see the table on page 4.

During the fiscal year, the Fund’s largest sector contributors were banking and insurance brokers. In both cases, strong credit selection and a sector overweight added value. The Fund’s holdings in consumer lease financing lagged the benchmark return because of an underweight to the sector.

The Fund’s initial overweight to the energy sector, combined with poor credit selection, also detracted from performance during the 12-month period.

At the start of the fiscal year, the Fund was positioned in a neutral-risk configuration, except for its overweight to energy, as noted previously. Energy is the largest sector within high yield, and the Fund’s underperformance occurred largely during the final months of 2018. However, we considered the selloff in energy companies overdone, and our view was confirmed when oil prices bounced back over the first three months of 2019. In part, our decision to retain significant exposure to the energy sector, after sustaining early losses, was based on the view that deteriorating economic conditions and heightened geopolitical risks would compel the Fed to reconsider its plans to continue raising interest rates.

As the rebound in energy prices gathered steam later in the spring of 2019, we used the rally as an opportunity to reduce the Fund’s weighting to the sector. We also applied this strategy to the Fund’s metals-and-mining and chemical holdings. Proceeds from the sale of those commodity-linked groups were deployed first in cash and then to buy higher-quality BB-rated companies. These moves were consistent with our ongoing strategy of constructing a consolidated portfolio of higher-conviction positions. Our emphasis on fewer but higher-quality holdings also reflected the reality that companies reporting lowered forward guidance and earnings misses in the later stages of an economic cycle often experience the sharpest selloffs.

The Fund’s strongest returns came from three BB-rated bond holdings: cable operator Charter Communications Inc., United Kingdom-based telecommunications provider Virgin Media Ltd., and the early-stage medical research company, Charles River Laboratories Inc. In each case, the companies fit the profile of the higher-quality

2

credits we prefer as the global economic outlook grows murkier.

Lowered guidance and earnings shortfalls were major factors for the Fund’s leading detractors, most of which were companies in the energy sector that had significant exposure to natural gas prices. (During the fiscal year, natural gas prices fell further than either of the two major crude oil benchmarks.)

In addition to the weak pricing environment for natural gas, Alta Mesa Resources Inc. reported accounting irregularities, a management shakeup, and credit deterioration. We used the rally in energy prices in early 2019 to trim the Fund’s holdings in the issue and had exited the position entirely by the end of the fiscal period. Texas-based natural gas E&P company, Southwestern Energy Co., also detracted from the Fund’s performance after reporting a drop in second-quarter 2019 operating revenue and a decline in natural gas production. However, we remain confident about the company’s longer-term prospects and continue to hold the bonds. The Fund’s stake in Laredo Petroleum Inc., since liquidated, also lagged the benchmark largely because of a 51% drop in natural gas prices from the high reached in November 2018.

At the end of the fiscal year, the Fund was overweight the higher-quality, BB-rated bonds that we consider appropriate for the higher volatility, lower-rate environment that we think is likely to emerge in the coming months. We also maintained an underweight to B-rated bonds and an even weight to CCC-rated issuers.

Though high yield valuations are stretched by historical standards, we think it is instructive to view credit spreads in the context of a global fixed income market in which $15 trillion of sovereign debt trades with a negative yield. The lack of current income in most of Europe and portions of Asia has motivated inflows to US high yield. Still, we are cognizant of the potential cyclical and geopolitical risks to high yield bonds and have positioned the Fund’s portfolio in a slightly defensive configuration. In that regard, we believe our bottom-up (bond by bond) approach to constructing the Fund’s portfolio is especially suitable in these uncertain times.

3

Performance summary
Delaware High-Yield Opportunities Fund	July 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2019
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 30, 1996)
Excluding sales charge	+ 7.25%	+ 2.87%	+ 7.44%	+ 6.51%
Including sales charge	+ 2.55%	+ 1.91%	+ 6.94%	+ 6.30%

Class C (Est. Feb. 17, 1998)
Excluding sales charge	+ 6.45%	+ 2.11%	+ 6.69%	+ 5.09%
Including sales charge	+ 5.45%	+ 2.11%	+ 6.69%	+ 5.09%

Class R (Est. June 2, 2003)
Excluding sales charge	+ 6.97%	+ 2.67%	+ 7.22%	+ 6.83%
Including sales charge	+ 6.97%	+ 2.67%	+ 7.22%	+ 6.83%

Institutional Class (Est. Dec. 30, 1996)
Excluding sales charge	+ 7.52%	+ 3.13%	+ 7.73%	+ 6.81%
Including sales charge	+ 7.52%	+ 3.13%	+ 7.73%	+ 6.81%
ICE BofAML US High Yield Constrained Index	+ 6.93%	+ 5.09%	+ 8.61%	+ 6.91%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

4

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

5

Performance summary

Delaware High-Yield Opportunities Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.69% of the Fund’s average daily net assets during the period from Aug. 1, 2018 to July 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class

Total annual operating expenses (without fee waivers)	1.15%	1.90%	1.40%	0.90%
Net expenses (including fee waivers, if any)	0.94%	1.69%	1.19%	0.69%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

6

Performance of a $10,000 investment1

Average annual total returns from July 31, 2009 through July 31, 2019

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on July 31, 2009, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in the ICE BofAML US High Yield Constrained Index as of July 31, 2009. The ICE BofAML US High Yield

Constrained Index tracks the performance of US dollar–denominated high yield corporate debt publicly issued in the US domestic market, but caps individual issuer exposure at 2% of the benchmark. Qualifying securities must have, among other things, a below-investment-grade rating (based on an average of Moody’s, Standard & Poor’s, and Fitch), an investment grade issuing country (based on an average of Moody’s, Standard & Poor’s, and Fitch foreign currency long-term sovereign debt ratings), and maturities of one year or more.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

7

Performance summary

Delaware High-Yield Opportunities Fund

	Nasdaq symbols	CUSIPs
Class A	DHOAX	245908876
Class C	DHOCX	245908850
Class R	DHIRX	245908736
Institutional Class	DHOIX	245908843

8

Disclosure of Fund expenses

For the six-month period from February 1, 2019 to July 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2019 to July 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses

For the six-month period from February 1, 2019 to July 31, 2019 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/19	7/31/19	Expense Ratio	2/1/19 to 7/31/19*
Actual Fund return†
Class A	$1,000.00	$1,064.30	0.94%	$4.81
Class C	1,000.00	1,063.20	1.69%	8.65
Class R	1,000.00	1,065.70	1.19%	6.09
Institutional Class	1,000.00	1,065.60	0.69%	3.53
Hypothetical 5% return (5% return before expenses)

Class A	$1,000.00	$1,020.13	0.94%	$4.71
Class C	1,000.00	1,016.41	1.69%	8.45
Class R	1,000.00	1,018.89	1.19%	5.96
Institutional Class	1,000.00	1,021.37	0.69%	3.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocation

Delaware High-Yield Opportunities Fund	As of July 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	93.13%
Automotive	0.51%
Banking	3.58%
Basic Industry	10.91%
Capital Goods	5.80%
Communications	7.25%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	2.34%
Energy	14.82%
Healthcare	10.74%
Insurance	2.64%
Media	12.16%
Real Estate	0.89%
Services	6.08%
Technology & Electronics	4.32%
Transportation	1.41%
Utilities	2.98%

Loan Agreements	4.05%
Common Stock	0.00%
Short-Term Investments	2.73%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

11

Schedule of investments
Delaware High-Yield Opportunities Fund	July 31, 2019

	Principal amount°	Value (US $)

Corporate Bonds – 93.13%

Automotive – 0.51%
Allison Transmission 144A 5.875% 6/1/29 #	914,000	$973,410

		973,410

Banking – 3.58%
Ally Financial 8.00% 11/1/31	1,125,000	1,509,187
Credit Suisse Group 144A 6.25% #µy	950,000	1,003,163
Popular 6.125% 9/14/23	1,825,000	1,966,437
Royal Bank of Scotland Group 8.625% µy	1,795,000	1,913,919
Synovus Financial 5.90% 2/7/29 µ	480,000	504,902

		6,897,608

Basic Industry – 10.91%
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,039,390
Boise Cascade 144A 5.625% 9/1/24 #	662,000	681,860
First Quantum Minerals
144A 7.25% 5/15/22 #	475,000	479,156
144A 7.50% 4/1/25 #	510,000	501,075
Freeport-McMoRan 6.875% 2/15/23	925,000	977,031
Hexion 144A 7.875% 7/15/27 #	980,000	972,650
Hudbay Minerals 144A 7.625% 1/15/25 #	1,020,000	1,062,095
IAMGOLD 144A 7.00% 4/15/25 #	500,000	527,500
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,465,000	1,548,084
Lennar 5.00% 6/15/27	560,000	592,200
M/I Homes 5.625% 8/1/25	1,200,000	1,224,000
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,167,000	1,200,551
Novelis 144A 5.875% 9/30/26 #	655,000	680,381
Olin
5.00% 2/1/30	985,000	961,311
5.625% 8/1/29	965,000	992,744
Standard Industries 144A 6.00% 10/15/25 #	1,855,000	1,950,069
Steel Dynamics 5.00% 12/15/26	1,895,000	1,985,013
TPC Group 144A 10.50% 8/1/24 #	490,000	516,950
Tronox Finance 144A 5.75% 10/1/25 #	1,030,000	973,350
Venator Finance 144A 5.75% 7/15/25 #	755,000	670,063
Zekelman Industries 144A 9.875% 6/15/23 #	1,390,000	1,465,581

		21,001,054

Capital Goods – 5.80%
Amsted Industries 144A 5.625% 7/1/27 #	1,475,000	1,552,880
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,025,000	1,060,875
Berry Global 144A 5.625% 7/15/27 #	1,105,000	1,163,013
Bombardier
144A 7.50% 3/15/25 #	995,000	1,015,522
144A 7.875% 4/15/27 #	510,000	517,650
EnPro Industries 5.75% 10/15/26	1,215,000	1,257,525

12

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,020,000	$1,058,250
Mauser Packaging Solutions Holding 144A 7.25% 4/15/25 #	1,005,000	956,006
TransDigm 144A 6.25% 3/15/26 #	1,155,000	1,214,194
Trivium Packaging Finance
144A 5.50% 8/15/26 #	655,000	677,106
144A 8.50% 8/15/27 #	655,000	691,025

		11,164,046

Communications – 7.25%
C&W Senior Financing
144A 6.875% 9/15/27 #	280,000	294,014
144A 7.50% 10/15/26 #	1,165,000	1,246,550
CenturyLink 7.50% 4/1/24	465,000	510,193
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	971,800
Frontier Communications 144A 8.00% 4/1/27 #	964,000	1,008,296
Level 3 Financing 5.375% 5/1/25	1,915,000	1,977,238
Sprint
7.125% 6/15/24	910,000	995,313
7.625% 3/1/26	595,000	666,418
7.875% 9/15/23	1,540,000	1,715,175
Sprint Capital 8.75% 3/15/32	470,000	585,738
T-Mobile USA
6.00% 4/15/24	640,000	669,606
6.375% 3/1/25 =	1,145,000	0
6.50% 1/15/26	1,070,000	1,141,904
6.50% 1/15/26 =	100,000	0
Vodafone Group 7.00% 4/4/79 µ	680,000	745,545
Zayo Group 6.375% 5/15/25	1,389,000	1,429,142

		13,956,932

Consumer Cyclical – 6.70%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	1,711,187
Boyd Gaming 6.00% 8/15/26	1,450,000	1,520,687
ESH Hospitality 144A 5.25% 5/1/25 #	965,000	995,156
Golden Nugget 144A 8.75% 10/1/25 #	1,196,000	1,255,800
Hilton Domestic Operating 144A 4.875% 1/15/30 #	495,000	509,850
MGM Growth Properties Operating Partnership 144A 5.75% 2/1/27 #	1,445,000	1,560,976
MGM Resorts International 5.75% 6/15/25	1,075,000	1,167,396
Scientific Games International
144A 8.25% 3/15/26 #	1,455,000	1,560,895
10.00% 12/1/22	1,463,000	1,530,693

13

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
William Carter 144A 5.625% 3/15/27 #	1,025,000	$1,078,813

		12,891,453

Consumer Non-Cyclical – 2.34%
JBS USA LUX
144A 5.50% 1/15/30 #	490,000	490,367
144A 5.75% 6/15/25 #	180,000	186,525
144A 6.50% 4/15/29 #	675,000	726,469
144A 6.75% 2/15/28 #	1,055,000	1,138,081
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	967,725
Post Holdings 144A 5.50% 12/15/29 #	970,000	984,550

		4,493,717

Energy – 14.82%
AmeriGas Partners 5.875% 8/20/26	1,165,000	1,240,725
Cheniere Corpus Christi Holdings 7.00% 6/30/24	985,000	1,122,920
Cheniere Energy Partners 5.25% 10/1/25	1,555,000	1,617,231
Chesapeake Energy
7.00% 10/1/24	430,000	350,987
8.00% 1/15/25	1,415,000	1,216,900
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	1,057,119
DCP Midstream Operating 5.125% 5/15/29	1,010,000	1,041,563
Diamond Offshore Drilling 7.875% 8/15/25	1,525,000	1,460,187
Genesis Energy 6.50% 10/1/25	1,575,000	1,569,094
Gulfport Energy 6.375% 1/15/26	770,000	587,125
Murphy Oil
5.625% 12/1/42	1,655,000	1,489,500
6.875% 8/15/24	1,370,000	1,438,363
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,548,750
NuStar Logistics 6.00% 6/1/26	1,265,000	1,337,737
Oasis Petroleum 144A 6.25% 5/1/26 #	1,050,000	1,000,020
Precision Drilling 144A 7.125% 1/15/26 #	1,870,000	1,785,850
Southwestern Energy 7.75% 10/1/27	1,780,000	1,553,620
Summit Midstream Holdings 5.75% 4/15/25	990,000	856,350
Targa Resources Partners
5.375% 2/1/27	1,215,000	1,269,675
5.875% 4/15/26	950,000	1,006,715
Transocean
144A 7.25% 11/1/25 #	1,030,000	972,063
144A 9.00% 7/15/23 #	450,000	475,182
Valaris 7.75% 2/1/26	1,250,000	918,750
Whiting Petroleum 6.625% 1/15/26	1,678,000	1,589,905

		28,506,331

14

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Healthcare – 10.74%
Bausch Health 144A 5.50% 11/1/25 #	1,985,000	$2,071,844
Catalent Pharma Solutions 144A 5.00% 7/15/27 #	330,000	339,900
Charles River Laboratories International 144A 5.50% 4/1/26 #	2,275,000	2,411,500
Eagle Holding II 144A PIK 7.75% 5/15/22 #T	1,010,000	1,021,363
Encompass Health
5.75% 11/1/24	765,000	776,490
5.75% 9/15/25	1,185,000	1,238,325
Hadrian Merger 144A 8.50% 5/1/26 #	1,095,000	1,055,306
HCA
5.375% 2/1/25	795,000	861,748
5.875% 2/15/26	1,490,000	1,653,900
5.875% 2/1/29	525,000	586,687
7.58% 9/15/25	690,000	805,575
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	612,863
144A 5.75% 9/1/23 #	780,000	806,325
IQVIA 144A 5.00% 5/15/27 #	840,000	877,699
Surgery Center Holdings 144A 6.75% 7/1/25 #	540,000	481,950
Tenet Healthcare
5.125% 5/1/25	385,000	384,600
8.125% 4/1/22	2,015,000	2,158,569
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	780,000	723,606
WellCare Health Plans 144A 5.375% 8/15/26 #	1,690,000	1,791,620

		20,659,870

Insurance – 2.64%
Acrisure 144A 7.00% 11/15/25 #	575,000	530,437
GTCR AP Finance 144A 8.00% 5/15/27 #	660,000	676,500
HUB International 144A 7.00% 5/1/26 #	1,895,000	1,931,706
USI 144A 6.875% 5/1/25 #	1,950,000	1,940,640

		5,079,283

Media – 12.16%
Altice Luxembourg
144A 7.625% 2/15/25 #	540,000	531,247
144A 7.75% 5/15/22 #	366,000	374,693
CCO Holdings
144A 5.375% 6/1/29 #	930,000	966,037
144A 5.50% 5/1/26 #	25,000	26,156
144A 5.75% 2/15/26 #	1,815,000	1,916,567
144A 5.875% 5/1/27 #	560,000	588,700
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,315,000	1,430,063

15

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Media (continued)
CSC Holdings
144A 5.75% 1/15/30 #	990,000	$1,008,563
6.75% 11/15/21	905,000	970,613
144A 7.50% 4/1/28 #	880,000	973,500
144A 7.75% 7/15/25 #	725,000	781,187
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	985,000	1,008,394
Diamond Sports Group 144A 6.625% 8/15/27 #	1,685,000	1,731,337
Gray Television 144A 7.00% 5/15/27 #	985,000	1,079,806
Netflix 144A 5.375% 11/15/29 #	335,000	353,425
Nexstar Escrow 144A 5.625% 7/15/27 #	1,655,000	1,719,131
Outfront Media Capital 144A 5.00% 8/15/27 #	580,000	590,150
Radiate Holdco 144A 6.625% 2/15/25 #	1,547,000	1,535,397
Scripps Escrow 144A 5.875% 7/15/27 #	660,000	668,375
Sirius XM Radio
144A 4.625% 7/15/24 #	495,000	510,741
144A 5.375% 4/15/25 #	1,600,000	1,666,000
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	985,000	1,009,625
144A 5.50% 5/15/29 #	950,000	975,650
VTR Finance 144A 6.875% 1/15/24 #	951,000	985,474

		23,400,831

Real Estate – 0.89%
HAT Holdings I 144A 5.25% 7/15/24 #	1,640,000	1,713,800

		1,713,800

Services – 6.08%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,276,187
Ashtead Capital 144A 5.25% 8/1/26 #	965,000	1,013,250
Avis Budget Car Rental 144A 6.375% 4/1/24 #	360,000	378,000
Clean Harbors
144A 4.875% 7/15/27 #	580,000	599,500
144A 5.125% 7/15/29 #	580,000	612,799
Covanta Holding 6.00% 1/1/27	940,000	975,250
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,770,000	1,796,550
Prime Security Services Borrower
144A 5.75% 4/15/26 #	485,000	507,455
144A 9.25% 5/15/23 #	348,000	366,270
Staples 144A 10.75% 4/15/27 #	675,000	700,313
TMS International Holding 144A 7.25% 8/15/25 #	905,000	871,063
United Rentals North America 5.50% 5/15/27	875,000	916,300

16

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services (continued)
United Rentals North America
5.875% 9/15/26	865,000	$923,388
6.50% 12/15/26	700,000	759,290

		11,695,615

Technology & Electronics – 4.32%
Banff Merger 144A 9.75% 9/1/26 #	545,000	490,159
Broadcom 3.50% 1/15/28	985,000	928,011
CDK Global 5.875% 6/15/26	1,360,000	1,451,800
CommScope 144A 8.25% 3/1/27 #	765,000	756,394
CommScope Technologies
144A 5.00% 3/15/27 #	290,000	244,687
144A 6.00% 6/15/25 #	910,000	832,650
Micron Technology 4.663% 2/15/30	985,000	995,612
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,602,323
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	1,003,326

		8,304,962

Transportation – 1.41%
Avolon Holdings Funding
144A 4.375% 5/1/26 #	675,000	698,942
144A 5.25% 5/15/24 #	525,000	564,858
DAE Funding 144A 5.75% 11/15/23 #	1,060,000	1,116,975
VistaJet Malta Finance 144A 10.50% 6/1/24 #	335,000	332,488

		2,713,263

Utilities – 2.98%
Calpine
5.75% 1/15/25	685,000	687,569
144A 5.875% 1/15/24 #	1,650,000	1,691,250
Vistra Operations
144A 5.00% 7/31/27 #	1,352,000	1,387,490
144A 5.50% 9/1/26 #	1,278,000	1,338,705
144A 5.625% 2/15/27 #	595,000	629,956

		5,734,970

Total Corporate Bonds (cost $175,608,487)		179,187,145

Loan Agreements – 4.05%

Air Medical Group Holdings Tranche B 1st Lien 5.564% (LIBOR01M + 3.25%) 4/28/22 ●	403,129	390,699
Applied Systems 2nd Lien 9.33% (LIBOR03M + 7.00%) 9/19/25 ●	2,270,000	2,300,645
Blue Ribbon 1st Lien 6.388% (LIBOR01M + 4.00%) 11/13/21 ●	475,747	427,459

17

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

Frontier Communications Tranche B1 1st Lien 5.99% (LIBOR01M + 3.75%) 6/15/24 ●	507,975	$502,956
Kronos 2nd Lien 10.829% (LIBOR03M + 8.25%) 11/1/24 ●	883,000	912,580
Panther BF Aggregator 2 Tranche B 1st Lien 5.734% (LIBOR01M + 3.50%) 4/30/26 ●	570,000	570,884
Stars Group Holdings Tranche B 1st Lien 5.83% (LIBOR03M + 3.50%) 7/10/25 ●	924,906	930,687
Summit Midstream Partners Holdings Tranche B 1st Lien 8.234% (LIBOR01M + 6.00%) 5/21/22 ●	495,498	489,304
Vantage Specialty Chemicals 2nd Lien 10.58% (LIBOR03M + 8.25%) 10/26/25 ●	560,000	540,400
Verscend Holding Tranche B 1st Lien 6.734% (LIBOR01M + 4.50%) 8/27/25 ●	712,106	716,551

Total Loan Agreements (cost $7,846,887)		7,782,165

	Number of shares

Common Stock – 0.00%

Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

Short-Term Investments – 2.73%

Money Market Mutual Funds – 2.73%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.23%)	1,050,386	1,050,156
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.19%)	1,050,386	1,050,150
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.23%)	1,050,386	1,050,155
Morgan Stanley Government Portfolio - Institutional Class (seven-day effective yield 2.21%)	1,050,386	1,050,153
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.18%)	1,050,386	1,050,147

Total Short-Term Investments (cost $5,250,761)		5,250,761

Total Value of Securities – 99.91% (cost $188,834,797)		$192,220,071

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2019, the aggregate value of Rule 144A securities was $107,923,211, which represents 56.09% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

T	PIK. The first payment of cash and/or principal will be made after July 31, 2019.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

18

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.

y	No contractual maturity date.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

19

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	July 31, 2019

Assets:
Investments, at value[1]	$192,220,071
Cash	2,868
Receivable for securities sold	4,357,748
Interest receivable	3,059,877
Receivable for fund shares sold	66,612

Total assets	199,707,176

Liabilities:
Payable for securities purchased	6,770,000
Distribution payable	247,314
Other accrued expenses	95,678
Investment management fees payable to affiliates	83,415
Payable for fund shares redeemed	63,056
Distribution fees payable to affiliates	45,897
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,598
Accounting and administration expenses payable to affiliates	954
Trustees’ fees and expenses payable to affiliates	632
Legal fees payable to affiliates	220
Reports and statements to shareholders expenses payable to affiliates	101

Total liabilities	7,308,865

Total Net Assets	$192,398,311

Net Assets Consist of:
Paid-in capital	$254,516,290
Total distributable earnings (loss)	(62,117,979)

Total Net Assets	$192,398,311

20

Net Asset Value
Class A:
Net assets	$121,500,054
Shares of beneficial interest outstanding, unlimited authorization, no par	32,280,843
Net asset value per share	$3.76
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$3.94

Class C:
Net assets	$21,170,328
Shares of beneficial interest outstanding, unlimited authorization, no par	5,619,018
Net asset value per share	$3.77

Class R:
Net assets	$4,805,363
Shares of beneficial interest outstanding, unlimited authorization, no par	1,272,553
Net asset value per share	$3.78

Institutional Class:
Net assets	$44,922,566
Shares of beneficial interest outstanding, unlimited authorization, no par	11,939,069
Net asset value per share	$3.76
[1]Investments, at cost	$188,834,797

See accompanying notes, which are an integral part of the financial statements.

21

Statement of operations
Delaware High-Yield Opportunities Fund	Year ended July 31, 2019

Investment Income:
Interest	$12,892,072
Dividends	73,609

12,965,681

Expenses:
Management fees	1,308,673
Distribution expenses — Class A	306,715
Distribution expenses — Class C	223,855
Distribution expenses — Class R	25,429
Dividend disbursing and transfer agent fees and expenses	213,346
Accounting and administration expenses	76,561
Registration fees	63,144
Reports and statements to shareholders expenses	49,738
Audit and tax fees	48,030
Legal fees	11,419
Trustees’ fees and expenses	11,335
Custodian fees	6,499
Other	30,337

2,375,081
Less expenses waived	(427,074)
Less expenses paid indirectly	(1,637)

Total operating expenses	1,946,370

Net Investment Income	11,019,311

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments*	(2,486,334)
Net change in unrealized appreciation (depreciation) of investments	4,774,095

Net Realized and Unrealized Gain	2,287,761

Net Increase in Net Assets Resulting from Operations	$13,307,072

*Includes $1,836,309 related to the General Motors term loan litigation. See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

22

This page intentionally left blank.

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Year ended

	7/31/19	7/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,019,311	$12,700,496
Net realized gain (loss)	(2,486,334)	1,269,783
Net change in unrealized appreciation (depreciation)	4,774,095	(12,353,413)

Net increase in net assets resulting from operations	13,307,072	1,616,866

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(6,938,397)	(7,439,265)
Class C	(1,095,137)	(1,551,349)
Class R	(274,105)	(333,829)
Institutional Class	(3,005,584)	(3,779,252)

Return of capital:
Class A	(45,110)	(19,548)
Class C	(7,852)	(3,750)
Class R	(1,778)	(871)
Institutional Class	(16,684)	(8,979)

	(11,384,647)	(13,136,843)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,106,317	12,107,867
Class C	1,341,190	960,599
Class R	852,038	1,225,557
Institutional Class	11,842,227	17,356,410

24

	Year ended
	7/31/19	7/31/18

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$6,083,698	$6,417,737
Class C	1,048,731	1,480,041
Class R	274,409	334,575
Institutional Class	2,803,657	3,652,109

	30,352,267	43,534,895

Cost of shares redeemed:
Class A	(23,283,058)	(37,031,870)
Class C	(6,619,020)	(15,175,276)
Class R	(2,215,736)	(2,920,937)
Institutional Class	(30,182,131)	(37,837,824)

	(62,299,945)	(92,965,907)

Decrease in net assets derived from capital share transactions	(31,947,678)	(49,431,012)

Net Decrease in Net Assets	(30,025,253)	(60,950,989)

Net Assets:
Beginning of year	222,423,564	283,374,553

End of year[1]	$192,398,311	$222,423,564

[1]

Net Assets – End of year includes distributions in excess of net investment income of $318,622 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended July 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 12 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

				Institutional
	Class A	Class C	Class R	Class
Dividends from net investment income	$(7,439,265)	$(1,551,349)	$(333,829)	$(3,779,252)

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $45,110 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $19,548 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $47,292 were made by the Fund’s Class A shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $150,785 were made by the Fund’s Class A shares, which calculated to $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.71	$3.89	$3.74	$3.95	$4.38

0.20	0.20	0.21	0.22	0.24
0.06	(0.18)	0.15	(0.22)	(0.37)

0.26	0.02	0.36	—	(0.13)

(0.21)	(0.20)	(0.21)	(0.21)	(0.24)
— [2]	— [3]	— [4]	— [5]	—
—	—	—	—	(0.06)

(0.21)	(0.20)	(0.21)	(0.21)	(0.30)

$3.76	$3.71	$3.89	$3.74	$3.95

7.25%	0.58%	9.83%	0.41%	(3.15% )

$121,500	$131,149	$156,157	$173,815	$238,290
0.94%	1.02%	1.05%	1.06%	1.07%

1.15%	1.15%	1.15%	1.15%	1.14%
5.50%	5.14%	5.42%	5.98%	5.78%

5.29%	5.01%	5.32%	5.89%	5.71%
76%	96%	90%	109%	86%

27

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $7,852 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $3,750 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $11,955 were made by the Fund’s Class C shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $40,584 were made by the Fund’s Class C shares, which calculated to $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.72	$3.90	$3.74	$3.96	$4.39

0.17	0.17	0.18	0.19	0.21
0.06	(0.18)	0.16	(0.23)	(0.37)

0.23	(0.01)	0.34	(0.04)	(0.16)

(0.18)	(0.17)	(0.18)	(0.18)	(0.21)
— [2]	— [3]	— [4]	— [5]	—
—	—	—	—	(0.06)

(0.18)	(0.17)	(0.18)	(0.18)	(0.27)

$3.77	$3.72	$3.90	$3.74	$3.96

6.45%	(0.16% )	9.29%	(0.59% )	(3.85% )

$21,170	$25,186	$39,523	$46,842	$66,354
1.69%	1.77%	1.80%	1.81%	1.82%

1.90%	1.90%	1.90%	1.90%	1.89%
4.75%	4.39%	4.67%	5.23%	5.03%

4.54%	4.26%	4.57%	5.14%	4.96%
76%	96%	90%	109%	86%

29

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $1,778 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $871 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $2,273 were made by the Fund’s Class R shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $7,580 were made by the Fund’s Class R shares, which calculated to $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.73	$3.90	$3.75	$3.97	$4.39

0.19	0.19	0.20	0.21	0.23
0.06	(0.17)	0.15	(0.23)	(0.36)

0.25	0.02	0.35	(0.02)	(0.13)

(0.20)	(0.19)	(0.20)	(0.20)	(0.23)
— [2]	— [3]	— [4]	— [5]	—
—	—	—	—	(0.06)

(0.20)	(0.19)	(0.20)	(0.20)	(0.29)

$3.78	$3.73	$3.90	$3.75	$3.97

6.97%	0.62%	9.54%	(0.09% )	(3.13% )

$4,805	$5,863	$7,529	$8,766	$13,032
1.19%	1.27%	1.30%	1.31%	1.32%

1.40%	1.40%	1.40%	1.40%	1.39%
5.25%	4.89%	5.17%	5.73%	5.53%

5.04%	4.76%	5.07%	5.64%	5.46%
76%	96%	90%	109%	86%

31

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $16,684 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $8,979 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.
[4]	For the year ended July 31, 2017, return of capital distributions of $24,288 were made by the Fund’s Institutional Class shares, which calculated to $(0.001) per share.
[5]	For the year ended July 31, 2016, return of capital distributions of $89,798 were made by the Fund’s Institutional Class shares, which calculated to $(0.003) per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Year ended

7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$3.71	$3.89	$3.74	$3.95	$4.38

0.21	0.21	0.22	0.23	0.25
0.06	(0.18)	0.15	(0.22)	(0.37)

0.27	0.03	0.37	0.01	(0.12)

(0.22)	(0.21)	(0.22)	(0.22)	(0.25)
— [2]	— [3]	— [4]	— [5]	—
—	—	—	—	(0.06)

(0.22)	(0.21)	(0.22)	(0.22)	(0.31)

$3.76	$3.71	$3.89	$3.74	$3.95

7.52%	0.84%	10.08%	0.66%	(2.91% )

$44,923	$60,226	$80,166	$103,489	$147,069
0.69%	0.77%	0.80%	0.81%	0.82%

0.90%	0.90%	0.90%	0.90%	0.89%
5.75%	5.39%	5.67%	6.23%	6.03%

5.54%	5.26%	5.57%	6.14%	5.96%
76%	96%	90%	109%	86%

33

Notes to financial statements
Delaware High-Yield Opportunities Fund	July 31, 2019

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions

34

to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than- not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2019 and for all open tax years (years ended July 31, 2016–July 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statement of operations.” During the year ended July 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

35

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2019, the Fund earned $1,085 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2019, the Fund earned $552 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 0.69% of the Fund’s average daily net assets from Aug. 1, 2018 through July 31, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2019, the Fund was charged $11,615 for these services.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security

36

trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2019, the Fund was charged $18,145 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended July 31, 2019, the Fund was charged $5,633 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended July 31, 2019, DDLP earned $3,590 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2019, DDLP received gross CDSC commissions of $2,224 and $243 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

37

Notes to financial statements

Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

3. Investments

For the year ended July 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$149,295,541
Sales	178,132,759

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$189,270,435

Aggregate unrealized appreciation of investments	$5,963,769
Aggregate unrealized depreciation of investments	(3,014,133)

Net unrealized appreciation of investments	$2,949,636

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

38

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$—	$179,187,145	$—	$179,187,145
Loan Agreements	—	7,782,165	—	7,782,165
Common Stock	—	—	—	—
Short-Term Investments	5,250,761	—	—	5,250,761

Total Value of Securities	$5,250,761	$186,969,310	$—	$192,220,071

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in the table.

During the year ended July 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of

39

Notes to financial statements

Delaware High-Yield Opportunities Fund

3. Investments (continued)

the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2019 and 2018 was as follows:

	Year ended
	7/31/19	7/31/18
Ordinary income	$11,313,223	$13,103,695
Return of Capital	71,424	33,148

Total	$11,384,647	$13,136,843

5. Components of Net Assets on a Tax Basis

As of July 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$254,516,290
Distributions payable	(247,314)
Capital loss carryforwards	(64,820,301)
Unrealized appreciation of investments	2,949,636

Net assets	$192,398,311

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and market discount and premium on debt instruments.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character

Short-term	Long-term	Total

$28,132,174	$36,688,127	$64,820,301

40

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	7/31/19	7/31/18

Shares sold:
Class A	1,671,550	3,211,036
Class C	367,472	253,065
Class R	231,650	321,149
Institutional Class	3,243,838	4,584,231

Shares issued upon reinvestment of dividends and distributions:
Class A	1,660,331	1,689,878
Class C	286,587	388,712
Class R	74,710	87,840
Institutional Class	766,672	960,896

	8,302,810	11,496,807

Shares redeemed:
Class A	(6,361,709)	(9,720,408)
Class C	(1,807,954)	(4,012,910)
Class R	(607,114)	(764,317)
Institutional Class	(8,290,758)	(9,935,540)

	(17,067,535)	(24,433,175)

Net decrease	(8,764,725)	(12,936,368)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended July 31, 2019 and 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

	Class A	Class C	Class A	Institutional Class
Year ended	Shares	Shares	Shares	Shares	Value
7/31/19	11,759	10,932	10,949	11,796	$83,730
7/31/18	15,062	208,256	203,482	21,098	837,328

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to

41

Notes to financial statements

Delaware High-Yield Opportunities Fund

7. Line of Credit (continued)

borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of July 31, 2019 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

42

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended July 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an

43

Notes to financial statements

Delaware High-Yield Opportunities Fund

9. Credit and Market Risk (continued)

amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling the Motors Liquidation Company Avoidance Action

44

Trust sought to recover such amounts arguing that, the Fund was an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund previously recorded a contingent liability of $2,623,299 and an asset of $786,990 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

During the period, the plaintiff and the term loan lenders, which included the Fund, reached an agreement in principle that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liability reversed.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

45

Notes to financial statements

Delaware High-Yield Opportunities Fund

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

46

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and Shareholders of Delaware High-Yield Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware High-Yield Opportunities Fund (one of the funds constituting Delaware Group® Income Funds, referred to hereafter as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the five years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 17, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

47

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	99.37%
(B) Return of Capital (Tax Basis)	0.63%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

For the fiscal year ended July 31, 2019, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year ended July 31, 2019, the Fund has reported maximum distributions of Qualified Interest Income of $9,143,716.

Board consideration of Sub-Advisory agreements for Delaware High-Yield Opportunities Fund at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware High-Yield Opportunities Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “Sub-Advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics;

48

relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the Sub-Advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to the Fund and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Fund, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-Advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to the Fund as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent and quality of the sub-advisory services

49

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board consideration of Sub-Advisory agreements for Delaware High-Yield Opportunities Fund at a meeting held February 27-28, 2019 (continued)

to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to the Fund, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

50

This page intentionally left blank.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

52

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas —UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011 ) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

53

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

54

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor (April 2011–Present)	59	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004–July 2014)
President — Drexel University (August 2010–Present)	59	Director; Compensation Committee and Governance Committee Member — Community
President — Franklin & Marshall College		Health Systems (May 2004–present)
(July 2002–June 2010)
		Director — Drexel
		Morgan & Co.
		(2015–present)

		Director and Audit Committee
		Member — vTv
		Therapeutics Inc.
		(2017–present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–present)
Private Investor (2004–Present)	59	None

55

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Audit
Committee Member —
Executive Advisor to Dean		Carrizo Oil & Gas, Inc.
(August 2011–March 2012)		(March 2018–Present)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

57

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

58

Principal Occupation(s)	Number of Portfolios in Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer	59	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Chair of Investments
Committee and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

59

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

60

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

61

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

62

Annual report

Fixed income mutual fund

Delaware Floating Rate Fund

July 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds ® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Delaware Capital Management Advisers, Inc., Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of July 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Floating Rate Fund	August 13, 2019

Performance preview (for the year ended July 31, 2019)
Delaware Floating Rate Fund (Institutional Class shares)	1-year return	+4.88%
Delaware Floating Rate Fund (Class A shares)	1-year return	+4.62%
S&P/LSTA Leveraged Loan Index (benchmark)	1-year return	+4.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Floating Rate Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Market review

The Fund’s fiscal year began with a solid fundamental economic environment, in which most of the Fund’s holdings performed well and provided positive forward-looking guidance. The first half of the fiscal year ended July 31, 2019 was characterized, in part, by divergent central bank policies, with the US Federal Reserve continuing to raise rates while most other major central banks – including the Bank of Japan, the European Central Bank, and the Reserve Bank of Australia – were easing monetary policy. Those actions reflected the differential in economic growth that persisted throughout 2018, with the US economy growing more vigorously than its overseas counterparts. Toward the end of 2018, the US economy also began to signal a decline in growth, leading the Fed in January to not only take further rate increases off the table for 2019 but also suggest that rate cuts were likely to happen. The convergence of central bank policies further contributed to a supportive backdrop for risk assets.

The markets became more turbulent in the fourth quarter of 2018, with floating-rate assets experiencing an increase in redemptions. The Fund’s benchmark, the S&P/LSTA Leveraged Loan Index, declined 3.5% in the fourth quarter as the asset class experienced retail outflows of approximately $14 billion, reversing the cumulative

During the fiscal year, Delaware Floating Rate Fund benefited from:
• converging central bank monetary policy
• exposure to small loans that have generated higher yield
• allocations to both high yield bonds and second-lien loans
• a focus on companies with strong fundamental performance.

1

Portfolio management review

Delaware Floating Rate Fund

inflows from the first three quarters of the year and bringing 2018 total flows to -$3.1 billion. Negative returns were consistent across rating categories, with CCC-rated loans returning -5.5% versus -3.3% for B-rated loans and -3.5% for BB-rated loans.

As the Fund’s fiscal year progressed, the Fed did an about-face on monetary policy, shifting to a more accommodative stance. After nine consecutive rate hikes, the Fed indicated on June 19 that its next move would be to reduce interest rates. This benefited risk assets, and the Fed did lower rates by 0.25 percentage points on July 31, 2019.

For much of the 12-month period, however, the retail segment had outflows, driven primarily by investors’ views on the direction of interest rates. Because floating-rate loans are reset quarterly based on the current rate of the London interbank offered rate (LIBOR), which declined by about 50 basis points, yields generally declined throughout the fixed income market, including high yield and investment grade bonds. (One basis point is a hundredth of a percentage point.)

By the end of the Fund’s fiscal year, floating-rate loans had a yield profile of roughly 6%, similar to high yield bonds. That represented a market dislocation, as floating-rate loans generally yield less than high yield bonds.

Sources: Bloomberg; LCD, an offering of S&P Global Market Intelligence.

Within the Fund

For the fiscal year ended July 31, 2019, Delaware Floating Rate Fund outperformed its benchmark, the S&P/LSTA Leveraged Loan Index. The Fund’s Institutional Class shares gained 4.88%. The Fund’s Class A shares advanced 4.62% at net asset value and 1.69% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark gained 4.03%. For complete, annualized performance of Delaware Floating Rate Fund, please see the table on page 4.

The Fund outperformed both its benchmark and its Morningstar peer group (the Morningstar Bank Loan Category) in part due to its positioning in relatively small loans. These loans tended to provide additional yield while being less susceptible to redemptions, particularly during the turbulent fourth quarter of 2018 when, as noted previously, higher volatility led to an increase in redemptions among the most liquid loans. Therefore, the Fund managed to capture additional yield without materially increasing the portfolio’s risk profile. Then, when the Fed shifted its policy, the Fund maintained its positioning, which we felt was appropriate given our fundamental views on the Fund’s underlying investments.

The Fund’s modest allocation to both high yield bonds and second-lien loans contributed to its relative performance during the fiscal year. More than 90% of the Fund’s portfolio is in loans, primarily first-lien, secured loans. Based on our generally positive view of market fundamentals, driven from a bottom-up (loan by loan) standpoint, we were comfortable underweighting the higher-quality BBB-rated segment of the market while overweighting the BB-rated segment. That positioning added to the Fund’s performance relative to its benchmark.

An aggregate of corporate financial reports and management commentary drove the Fund’s positioning. We favored companies with stronger fundamental performance and generally avoided exposure to those with weaker fundamentals.

The most significant individual contributors to the Fund’s performance included four companies that had loans trading at a discount to par and that refinanced those loans, providing positive catalysts. These included healthcare giant

Community Health Systems Inc., telecommunications provider Frontier

2

Communications Corp., office supply retail chain Staples Inc., and luxury retailer Nieman Marcus Group Inc.

Partly offsetting those positives was a lack of exposure to some distressed loan issuers whose loans performed well during the Fund’s fiscal year. Sector positioning also detracted from performance. Specifically, the Fund was underweight the business services and electronics sectors, both of which performed well during the fiscal year.

Among individual securities that detracted from performance, exposure to several companies whose financial performance was below expectations hurt the Fund. These included energy company Alta Mesa Resources Inc. and Envision Healthcare, both of which we sold during the 12-month period. The Fund’s exposure to telecommunications provider Digicel Ltd. and Pabst Brewing Co. also detracted from performance. The Fund continues to own both Digicel and Pabst because the investment in both is in the secured part of the capital structure. That should protect the investment in the event of any ongoing volatility in either of those companies’ performance as we would anticipate receiving 100% of the Fund’s money back.

Looking at market risks and opportunities, the greatest risk we perceive in the market is fundamental deterioration in any of the Fund’s holdings. We believe that credit selection will drive performance for loan managers over the next year. Accordingly, we are focused on attempting to avoid exposure to companies with deteriorating fundamental performance.

Although the Fund’s overall positioning hasn’t changed significantly compared to a year ago, we have used the recent rally as an opportunity to take gains in the portfolio and slightly reduce its overall risk profile. We also see potential opportunities that relate to the floating-rate asset class’s overall yield profile of 6% or so. We view this as attractive versus other parts of the fixed income market.

3

Performance summary

Delaware Floating Rate Fund	July 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2019
	1 year	3 years	5 years	Lifetime
Class A (Est. Feb. 26, 2010)
Excluding sales charge	+4.62%	+4.10%	+2.42%	+2.50%
Including sales charge	+1.69%	+3.15%	+1.86%	+2.20%
Class C (Est. Feb. 26, 2010)
Excluding sales charge	+3.84%	+3.32%	+1.66%	+1.74%
Including sales charge	+2.85%	+3.32%	+1.66%	+1.74%
Class R (Est. Feb. 26, 2010)
Excluding sales charge	+4.36%	+3.84%	+2.17%	+2.24%
Including sales charge	+4.36%	+3.84%	+2.17%	+2.24%
Institutional Class (Est. Feb. 26, 2010)
Excluding sales charge	+4.88%	+4.36%	+2.68%	+2.76%
Including sales charge	+4.88%	+4.36%	+2.68%	+2.76%
S&P/LSTA Leveraged Loan Index	+4.03%	+5.02%	+3.85%	+4.86%	*

*The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

4

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Because the Fund may invest in bank loans and other direct indebtedness, it is subject to the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments, which primarily depend on the financial condition of the borrower and the lending institution.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Portfolio turnover is a measure of how frequently the managers buy and sell assets within a Fund over a particular period. It is usually reported for a 12-month time period.

5

Performance summary

Delaware Floating Rate Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.69% of the Fund’s average daily net assets during the period from Aug. 1, 2018 to July 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	0.98%	1.73%	1.23%	0.73%
Net expenses (including fee waivers, if any)	0.94%	1.69%	1.19%	0.69%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

6

Performance of a $10,000 investment1

Average annual total returns from Feb. 26, 2010 (Fund’s inception) through July 31, 2019

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on

Feb. 26, 2010, and includes the effect of a 2.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in the S&P/LSTA Leveraged Loan Index as of Feb. 26, 2010. The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the market-value-weighted performance of US dollar-denominated institutional leveraged loans.

The London interbank offered rate (LIBOR), mentioned on page 2, is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates.

The Morningstar Bank Loan Category, mentioned on page 2, compares funds that primarily invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark such as LIBOR.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

7

Performance summary

Delaware Floating Rate Fund

	Nasdaq symbols	CUSIPs
Class A	DDFAX	245908660
Class C	DDFCX	245908652
Class R	DDFFX	245908645
Institutional Class	DDFLX	245908637

8

Disclosure of Fund expenses

For the six-month period from February 1, 2019 to July 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2019 to July 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses

For the six-month period from February 1, 2019 to July 31, 2019 (Unaudited)

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Annualized Expense Ratio	Expenses Paid During Period 2/1/19 to 7/31/19*

Actual Fund return†
Class A	$1,000.00	$1,041.50	0.94%	$4.76
Class C	1,000.00	1,037.70	1.69%	8.54
Class R	1,000.00	1,040.20	1.19%	6.02
Institutional Class	1,000.00	1,042.80	0.69%	3.49

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.13	0.94%	$4.71
Class C	1,000.00	1,016.41	1.69%	8.45
Class R	1,000.00	1,018.89	1.19%	5.96
Institutional Class	1,000.00	1,021.37	0.69%	3.46

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocation

Delaware Floating Rate Fund	As of July 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Corporate Bonds	7.77%
Banking	0.72%
Basic Industry	0.68%
Capital Goods	0.34%
Communications	1.62%
Consumer Cyclical	0.39%
Consumer Non-Cyclical	0.74%
Energy	2.41%
Insurance	0.84%
Utilities	0.03%
Loan Agreements	91.37%
Short-Term Investments	6.39%
Total Value of Securities	105.53%
Liabilities Net of Receivables and Other Assets	(5.53%)
Total Net Assets	100.00%

11

Schedule of investments

Delaware Floating Rate Fund	July 31, 2019

	Principal amount°	Value (US $)

Corporate Bonds – 7.77%

Banking – 0.72%
Royal Bank of Scotland Group 8.625%µy	1,000,000	$1,066,250

		1,066,250

Basic Industry – 0.68%
Hexion 144A 7.875% 7/15/27 #	250,000	248,125
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	528,356
Venator Finance 144A 5.75% 7/15/25 #	250,000	221,875

		998,356

Capital Goods – 0.34%
Mauser Packaging Solutions Holding 144A 7.25% 4/15/25 #	250,000	237,813
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	257,187

		495,000

Communications – 1.62%
Altice Luxembourg
144A 7.625% 2/15/25 #	500,000	491,895
144A 7.75% 5/15/22 #	400,000	409,500
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	500,000	543,750
CommScope 144A 8.25% 3/1/27 #	500,000	494,375
Zayo Group 6.375% 5/15/25	426,000	438,311

		2,377,831

Consumer Cyclical – 0.39%
Scientific Games International
144A 8.25% 3/15/26 #	265,000	284,287
10.00% 12/1/22	272,000	284,585

		568,872

Consumer Non-Cyclical – 0.74%
Hadrian Merger 144A 8.50% 5/1/26 #	300,000	289,125
Tenet Healthcare 8.125% 4/1/22	750,000	803,437

		1,092,562

Energy – 2.41%
Antero Resources 5.625% 6/1/23	710,000	676,275
Chesapeake Energy 8.00% 1/15/25	500,000	430,000
Crestwood Midstream Partners 6.25% 4/1/23	250,000	255,637
Genesis Energy
6.00% 5/15/23	250,000	251,875
6.75% 8/1/22	500,000	510,565
Murphy Oil 6.875% 8/15/24	250,000	262,475
Oasis Petroleum 6.875% 3/15/22	710,000	710,249
Southwestern Energy 7.75% 10/1/27	500,000	436,410

		3,533,486

Insurance – 0.84%
Acrisure 144A 7.00% 11/15/25 #	500,000	461,250

12

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
GTCR AP Finance 144A 8.00% 5/15/27 #	500,000	$512,500
HUB International 144A 7.00% 5/1/26 #	250,000	254,843

		1,228,593

Utilities – 0.03%
Calpine 5.75% 1/15/25	42,000	42,157

		42,157

Total Corporate Bonds (cost $11,353,411)		11,403,107

Loan Agreements – 91.37%

Acrisure Tranche B 1st Lien 6.772% (LIBOR03M + 4.25%) 11/22/23 ●	1,748,658	1,744,724
AI PLEX AcquiCo Tranche B 1st Lien 0.00% 7/31/26 ● X	900,000	859,500
Air Medical Group Holdings Tranche B 1st Lien 5.564% (LIBOR01M + 3.25%) 4/28/22 ●	642,455	622,646
Allied Universal Holdco 1st Lien 6.507% (LIBOR03M + 4.25%) 7/12/26 ●	1,455,856	1,458,888
Alpha 3 Tranche B1 1st Lien 5.33% (LIBOR03M + 3.00%) 1/31/24 ●	884,044	866,501
Altice France Tranche B11 1st Lien 4.984% (LIBOR01M + 2.75%) 7/31/25 ●	1,431,838	1,373,849
Altice France Tranche B13 1st Lien 6.325% (LIBOR01M + 4.00%) 8/14/26 ●	1,486,256	1,473,706
AMC Entertainment Holdings Tranche B1 1st Lien 5.23% (LIBOR03M + 3.00%) 4/22/26 ●	1,610,963	1,614,990
Applied Systems 2nd Lien 9.33% (LIBOR03M + 7.00%) 9/19/25 ●	2,445,000	2,478,008
Applied Systems Tranche B 1st Lien 5.33% (LIBOR03M + 3.00%) 9/19/24 ●	595,455	594,551
AssuredPartners Tranche B 1st Lien 5.734% (LIBOR01M + 3.50%) 10/22/24 ●	1,220,591	1,217,387
Ball Metalpack Finco Tranche B 2nd Lien 11.272% (LIBOR03M + 8.75%) 7/31/26 ●	293,000	284,210
Bausch Health Americas Tranche B 1st Lien 5.379% (LIBOR01M + 3.00%) 6/1/25 ●	859,075	861,491
Berry Global Tranche U 1st Lien 4.902% (LIBOR03M + 2.50%) 5/15/26 ●	1,100,000	1,100,343
Blackstone CQP Holdco Tranche B 1st Lien 5.887% (LIBOR03M + 3.50%) 6/20/24 ●	900,000	904,781
Blue Ribbon 1st Lien 6.388% (LIBOR01M + 4.00%) 11/13/21 ●	2,055,481	1,846,850
Boxer Parent Tranche B 1st Lien 6.58% (LIBOR03M + 4.25%) 10/2/25 ●	1,792,247	1,725,998

13

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Builders FirstSource 1st Lien 5.33% (LIBOR03M + 3.00%) 2/29/24 ●	160,207	$160,290
Calpine Construction Finance 1st Lien 4.734% (LIBOR01M + 2.50%) 1/15/25 ●	153,287	153,287
Calpine Tranche B9 1st Lien 5.08% (LIBOR03M + 2.75%) 4/1/26 ●	1,000,000	1,002,321
CenturyLink Tranche B 1st Lien 4.984% (LIBOR01M + 2.75%) 1/31/25 ●	810,655	806,500
Change Healthcare Holdings Tranche B 1st Lien 4.734% (LIBOR01M + 2.50%) 3/1/24 ●	1,238,697	1,237,826
Core & Main Tranche B 1st Lien 5.238% (LIBOR03M + 3.00%) 8/1/24 ●	1,686,791	1,688,533
Cornerstone Building Brands Tranche B 1st Lien 6.119% (LIBOR01M + 3.75%) 4/12/25 ●	1,096,920	1,072,925
Crestwood Holdings Tranche B 1st Lien 9.87% (LIBOR01M + 7.50%) 3/5/23 ●	1,188,854	1,154,675
CSC Holdings 1st Lien 4.575% (LIBOR01M + 2.25%) 7/17/25 ●	1,410,322	1,400,320
Cumulus Media New Holdings 1st Lien 0.00% 5/15/22 ● X	1,325,000	1,331,625
Curium Bidco Tranche B 1st Lien 6.367% (LIBOR00M + 4.00%) 7/11/26 ●	1,600,000	1,616,000
Datto 1st Lien 6.58% (LIBOR03M + 4.25%) 4/2/26 ●	2,000,000	2,022,500
Deerfield Dakota Holding 1st Lien 6.234% (LIBOR01M + 4.00%) 2/13/25 ●	1,326,675	1,332,479
Deerfield Dakota Holding Tranche B 1st Lien 5.484% (LIBOR01M + 3.25%) 2/13/25 ●	1,033,286	1,009,068
Diamond Sports Group Tranche B 1st Lien 0.00% 7/18/26 ● X	2,225,000	2,231,243
Digicel International Finance Tranche B 1st Lien 5.78% (LIBOR03M + 3.25%) 5/27/24 ●	1,706,251	1,465,243
Drive Chassis Holdco 2nd Lien 10.588% (LIBOR03M + 8.25%) 4/10/26 ●	1,665,000	1,602,563
DTZ US Borrower Tranche B 1st Lien 5.484% (LIBOR01M + 3.25%) 8/21/25 ●	1,364,688	1,372,080
Dun & Bradstreet Tranche B 1st Lien 7.241% (LIBOR01M + 5.00%) 2/8/26 ●	1,250,000	1,258,334
Edgewater Generation Tranche B 1st Lien 5.984% (LIBOR01M + 3.75%) 12/13/25 ●	1,963,517	1,958,362
Emerald TopCo Tranche B 1st Lien 0.00% 7/26/26 ● X	900,000	899,719
Ensemble RCM 1st Lien 0.00% 8/1/26 ● X	2,280,000	2,284,993
ESH Hospitality Tranche B 1st Lien 4.234% (LIBOR01M + 2.00%) 8/30/23 ●	931,062	933,739
Frontier Communications Tranche B1 1st Lien 5.99% (LIBOR01M + 3.75%) 6/15/24 ●	1,710,093	1,693,198

14

	Principal amount°	Value (US $)
Loan Agreements (continued)
Gardner Denver Tranche B1 1st Lien 4.984% (LIBOR01M + 2.75%) 7/30/24 ●	381,327	$382,823
Gates Global Tranche B2 1st Lien 4.984% (LIBOR01M + 2.75%) 3/31/24 ●	937,083	934,008
Gentiva Health Services Tranche B 1st Lien 6.00% (LIBOR01M + 3.75%) 7/2/25 ●	2,685,617	2,699,850
GIP III Stetson I Tranche B 1st Lien 6.55% (LIBOR01M + 4.25%) 7/18/25 ●	1,768,369	1,778,684
Gray Television Tranche C 1st Lien 4.832% (LIBOR03M + 2.50%) 1/2/26 ●	990,000	993,584
Grizzly Finco Tranche B 1st Lien 5.57% (LIBOR03M + 3.25%) 10/1/25 ●	839,327	841,740
HD Supply Tranche B5 1st Lien 3.984% (LIBOR01M + 1.75%) 10/17/23 ●	1,821,238	1,826,929
Heartland Dental 1st Lien 5.984% (LIBOR01M + 3.75%) 4/30/25 ●	1,795,464	1,731,501
Hexion Tranche B-EXIT 1st Lien 5.82% (LIBOR03M + 3.50%) 7/1/26 ●	1,250,000	1,248,438
Hoya Midco Tranche B 1st Lien 5.734% (LIBOR01M + 3.50%) 6/30/24 ●	1,549,098	1,538,125
HUB International Tranche B 1st Lien 5.267% (LIBOR03M + 3.00%) 4/25/25 ●	1,881,000	1,863,659
iHeartCommunications 1st Lien 6.579% (LIBOR03M + 4.00%) 5/1/26 ●	1,325,000	1,337,697
Jazz Acquisition 2nd Lien 10.33% (LIBOR03M + 8.00%) 6/19/27 ●	900,000	893,250
Jazz Acquisition Tranche B 1st Lien 6.58% (LIBOR03M + 4.25%) 6/19/26 ●	1,250,000	1,251,563
JBS USA LUX Tranche B 1st Lien 4.734% (LIBOR01M + 2.50%) 5/1/26 ●	1,596,000	1,600,156
Kronos 2nd Lien 10.829% (LIBOR03M + 8.25%) 11/1/24 ●	887,000	916,715
Kronos Tranche B 1st Lien 5.579% (LIBOR03M + 3.00%) 11/1/23 ●	959,602	961,702
Mauser Packaging Solutions Holding Tranche B 1st Lien 5.59% (LIBOR03M + 3.25%) 4/3/24 ●	1,020,937	1,006,473
Midcontinent Communications Tranche B 1st Lien 0.00% 7/16/26 ● X	450,000	452,110
Nascar Holdings Tranche B 1st Lien 0.00% 7/26/26 ● X	2,700,000	2,714,626
Neiman Marcus Group 1st Lien 8.38% (LIBOR01M + 6.00%) 10/25/23 ●	1,123,374	966,383
Nexstar Broadcasting Tranche B 1st Lien 0.00% 6/20/26 ● X	2,675,000	2,675,278
NFP Tranche B 1st Lien 5.234% (LIBOR01M + 3.00%) 1/8/24 ●	1,496,727	1,478,953

15

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Panther BF Aggregator 2 Tranche B 1st Lien 5.734% (LIBOR01M + 3.50%) 4/30/26 ●	1,675,000	$1,677,596
Perstorp Holding Tranche B 1st Lien 7.271% (LIBOR03M + 4.75%) 2/26/26 ●	1,250,865	1,218,420
Pregis TopCo 1st Lien 0.00% 7/25/26 ● X	2,000,000	2,001,562
Radiate Holdco Tranche B 1st Lien 5.234% (LIBOR01M + 3.00%) 2/1/24 ●	1,212,100	1,198,632
Refinitiv US Holdings Tranche B 1st Lien 5.984% (LIBOR01M + 3.75%) 10/1/25 ●	924,355	925,125
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.484% (LIBOR01M + 3.25%) 6/1/23 ●	887,850	882,671
Sable International Finance Tranche B4 1st Lien 5.484% (LIBOR01M + 3.25%) 1/31/26 ●	992,747	999,089
Scientific Games International Tranche B5 1st Lien 4.984% (LIBOR01M + 2.75%) 8/14/24 ●	487,572	485,947
Sinclair Television Group Tranche B2 1st Lien 4.49% (LIBOR01M + 2.25%) 1/3/24 ●	585,000	585,366
Sprint Communications Tranche B 1st Lien
4.75% (LIBOR01M + 2.50%) 2/3/24 ●	3,017,055	3,012,002
5.25% (LIBOR01M + 3.00%) 2/3/24 ●	995,000	996,399
SS&C European Holdings Tranche B4 1st Lien 4.484% (LIBOR01M + 2.25%) 4/16/25 ●	89,735	89,805
SS&C Technologies Tranche B3 1st Lien 4.484% (LIBOR01M + 2.25%) 4/16/25 ●	131,801	131,904
SS&C Technologies Tranche B5 1st Lien 4.484% (LIBOR01M + 2.25%) 4/16/25 ●	586,511	587,198
Stars Group Holdings Tranche B 1st Lien 5.83% (LIBOR03M + 3.50%) 7/10/25 ●	1,449,044	1,458,101
Summit Midstream Partners Holdings Tranche B 1st Lien 8.234% (LIBOR01M + 6.00%) 5/21/22 ●	1,729,333	1,707,716
Surgery Center Holdings 1st Lien 5.49% (LIBOR01M + 3.25%) 8/31/24 ●	972,595	936,122
Tecta America 1st Lien 6.734% (LIBOR01M + 4.50%) 11/21/25 ●	1,825,825	1,803,002
Teneo Holdings Tranche B 1st Lien 7.619% (LIBOR03M + 5.25%) 7/12/25 ●	2,000,000	1,935,000
Titan Acquisition Tranche B 1st Lien 5.234% (LIBOR01M + 3.00%) 3/28/25 ●	1,819,521	1,737,643
TMS International Holding Tranche B2 1st Lien 4.997% (LIBOR01M + 2.75%) 8/14/24 ●	870,871	871,938
TransDigm Tranche F 1st Lien 4.83% (LIBOR03M + 2.50%) 6/9/23 ●	986,115	981,117
Trident TPI Holdings 1st Lien 5.484% (LIBOR01M + 3.25%) 10/5/24 ●	1,340,402	1,275,057

16

	Principal amount°	Value (US $)
Loan Agreements (continued)
Tronox Finance Tranche B 1st Lien 5.272% (LIBOR03M + 3.00%) 9/22/24 ●	472,042	$469,436
Ultimate Software Group 1st Lien 6.08% (LIBOR03M + 3.75%) 5/3/26 ●	2,360,000	2,381,018
United Rentals North America Tranche B 1st Lien 3.984% (LIBOR01M + 1.75%) 10/31/25 ●	1,265,438	1,269,392
Unitymedia Finance Tranche E 1st Lien 4.354% (LIBOR03M + 2.00%) 6/1/23 ●	1,500,000	1,499,745
UPC Financing Partnership Tranche AR 1st Lien 4.854% (LIBOR03M + 2.50%) 1/15/26 ●	303,911	304,211
USI Tranche B 1st Lien 5.33% (LIBOR03M + 3.00%) 5/16/24 ●	1,736,095	1,714,576
USIC Holdings 1st Lien 5.234% (LIBOR01M + 3.00%) 12/9/23 ●	967,628	962,588
USS Ultimate Holdings 2nd Lien 9.95% (LIBOR06M + 7.75%) 8/25/25 ●	1,250,000	1,233,594
USS Ultimate Holdings Tranche B 1st Lien 5.95% (LIBOR03M + 3.75%) 8/25/24 ●	982,500	983,237
Vantage Specialty Chemicals 2nd Lien 10.58% (LIBOR03M + 8.25%) 10/26/25 ●	890,000	858,850
Vantage Specialty Chemicals Tranche B 1st Lien 5.862% (LIBOR03M + 3.50%) 10/28/24 ●	537,438	529,152
Verscend Holding Tranche B 1st Lien 6.734% (LIBOR01M + 4.50%) 8/27/25 ●	1,006,864	1,013,149
Vistra Operations Tranche B3 1st Lien 4.27% (LIBOR03M + 2.00%) 12/1/25 ●	1,927,345	1,933,127
VVC Holding Tranche B 1st Lien 7.045% (LIBOR03M + 4.50%) 2/11/26 ●	2,074,800	2,085,821
Wand NewCo 3 Tranche B 1st Lien 5.86% (LIBOR01M + 3.50%) 2/5/26 ●	1,166,000	1,175,474
Wynn Resorts Tranche B 1st Lien 4.66% (LIBOR01M + 2.25%) 10/30/24 ●	736,775	738,962
Zayo Group Tranche B2 1st Lien 4.484% (LIBOR01M + 2.25%) 1/19/24 ●	1,225,000	1,226,430
Zekelman Industries 1st Lien 4.484% (LIBOR01M + 2.25%) 6/14/21 ●	1,395,649	1,398,265

Total Loan Agreements (cost $134,272,682)		134,084,932

17

Schedule of investments

Delaware Floating Rate Fund

	Number of shares	Value (US $)
Short-Term Investments – 6.39%
Money Market Mutual Funds - 6.39%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.23%)	1,874,512	$1,874,446
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.19%)	1,874,512	1,874,444
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.23%)	1,874,512	1,874,446
Morgan Stanley Government Portfolio - Institutional Class (seven-day effective yield 2.21%)	1,874,512	1,874,445
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.18%)	1,874,512	1,874,444

Total Short-Term Investments (cost $9,372,225)		9,372,225

Total Value of Securities – 105.53% (cost $154,998,318)		$154,860,264

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2019, the aggregate value of Rule 144A securities was $5,234,881, which represents 3.57% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
y	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after July 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

18

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2019:

Borrower	Principal Amount	Cost	Value	Unrealized Appreciation (Depreciation)

Allied Universal Holdco Tranche DD 1st Lien 1.00% (LIBOR03M + 1.00%) 7/12/26	$144,144	$142,703	$144,444	$1,741
Heartland Dental Tranche DD 1st Lien 3.75% (LIBOR03M + 3.75%) 4/30/25	40,283	40,283	38,848	(1,435)

1See Note 9 in “Notes to financial statements.”

Summary of Abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR00M – ICE LIBOR USD 0 Month

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

19

Statement of assets and liabilities

Delaware Floating Rate Fund	July 31, 2019

Assets:
Investments, at value[1]	$154,860,264
Receivable for securities sold	15,010,647
Interest receivable	769,003
Receivable for fund shares sold	196,338

Total assets	170,836,252

Liabilities:
Cash due to custodian	3,794,344
Payable for securities purchased	19,767,816
Distribution payable	220,599
Payable for fund shares redeemed	137,520
Other accrued expenses	70,528
Investment management fees payable to affiliates	65,532
Distribution fees payable to affiliates	30,190
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,232
Accounting and administration expenses payable to affiliates	814
Trustees’ fees and expenses payable to affiliates	490
Legal fees payable to affiliates	170
Reports and statements to shareholders expenses payable to affiliates	77

Total liabilities	24,089,312

Total Net Assets	$146,746,940

Net Assets Consist of:
Paid-in capital	$161,399,138
Total distributable earnings (loss)	(14,652,198)

Total Net Assets	$146,746,940

20

Net Asset Value
Class A:
Net assets	$38,669,145
Shares of beneficial interest outstanding, unlimited authorization, no par	4,672,147
Net asset value per share	$8.28
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.51

Class C:
Net assets	$25,373,474
Shares of beneficial interest outstanding, unlimited authorization, no par	3,065,379
Net asset value per share	$8.28

Class R:
Net assets	$61,000
Shares of beneficial interest outstanding, unlimited authorization, no par	7,371
Net asset value per share	$8.28

Institutional Class:
Net assets	$82,643,321
Shares of beneficial interest outstanding, unlimited authorization, no par	9,985,118
Net asset value per share	$8.28

[1]Investments, at cost	$154,998,318

See accompanying notes, which are an integral part of the financial statements.

21

Statement of operations

Delaware Floating Rate Fund	Year ended July 31, 2019

Investment Income:
Interest	$10,852,499
Dividends	69,877

10,922,376

Expenses:
Management fees	886,011
Distribution expenses – Class A	100,979
Distribution expenses – Class C	283,448
Distribution expenses – Class R	1,384
Dividend disbursing and transfer agent fees and expenses	143,620
Accounting and administration expenses	72,260
Registration fees	67,281
Audit and tax fees	55,963
Reports and statements to shareholders expenses	37,063
Legal fees	10,622
Trustees’ fees and expenses	10,110
Custodian fees	9,354
Other expenses	35,051

1,713,146
Less expenses waived	(95,063)
Less expenses paid indirectly	(7,183)

Total operating expenses	1,610,900

Net Investment Income	9,311,476

Net Realized and Unrealized Loss:
Net realized loss on Investments	(1,433,483)
Net change in unrealized appreciation (depreciation) of investments	(801,985)

Net Realized and Unrealized Loss	(2,235,468)

Net Increase in Net Assets Resulting from Operations	$7,076,008

See accompanying notes, which are an integral part of the financial statements.

22

This page intentionally left blank.

Statements of changes in net assets

Delaware Floating Rate Fund

	Year ended
	7/31/19	7/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,311,476	$10,332,307
Net realized gain (loss)	(1,433,483)	33,579
Net change in unrealized appreciation (depreciation)	(801,985)	(1,109,884)

Net increase in net assets resulting from operations	7,076,008	9,256,002

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,112,731)	(2,090,539)
Class C	(1,269,738)	(1,232,135)
Class R	(14,045)	(19,311)
Institutional Class	(5,933,633)	(7,279,941)

Return of capital:
Class A	(8,046)	(15,115)
Class C	(5,279)	(11,921)
Class R	(13)	(163)
Institutional Class	(17,196)	(56,356)

	(9,360,681)	(10,705,481)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,124,421	13,437,905
Class C	6,416,829	2,885,464
Class R	1,228	22,191
Institutional Class	33,722,425	63,675,428

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,947,496	2,001,869
Class C	1,168,341	1,130,443
Class R	13,298	19,179
Institutional Class	5,455,651	6,273,929

	66,849,689	89,446,408

24

	Year ended
	7/31/19	7/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,725,947)	$(25,960,784)
Class C	(12,474,941)	(12,083,966)
Class R	(364,757)	(94,715)
Institutional Class	(99,139,463)	(115,405,215)

	(131,705,108)	(153,544,680)

Decrease in net assets derived from capital share transactions	(64,855,419)	(64,098,272)

Net Decrease in Net Assets	(67,140,092)	(65,547,751)

Net Assets:
Beginning of year	213,887,032	279,434,783

End of year[1]	$146,746,940	$213,887,032

[1]

Net Assets – End of year includes distributions in excess of net investment income of $(249,500) in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended July 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 11 in “Notes to financial statements”). For the year ended July 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class
Dividends from net investment income	($2,090,539)	$(1,232,135)	$(19,311)	$(7,279,941)

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $8,046 were made by the Fund’s Class A shares, which calculated to an amount of $(0.002) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $15,115 were made by the Fund’s Class A shares, which calculated to an amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended
7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$8.34	$8.39	$8.29	$8.42	$8.63

0.43	0.35	0.20	0.17	0.18
(0.06)	(0.03)	0.11	(0.15)	(0.21)

0.37	0.32	0.31	0.02	(0.03)

(0.43)	(0.37)	(0.19)	(0.12)	(0.17)
— [2]	— [3]	(0.02)	(0.03)	(0.01)

(0.43)	(0.37)	(0.21)	(0.15)	(0.18)

$8.28	$8.34	$8.39	$8.29	$8.42

4.62%	3.85%	3.82%	0.29%	(0.35% )

$38,669	$38,701	$49,486	$57,985	$87,398
0.94%	0.97%	0.97%	0.96%	0.96%

0.99%	0.98%	0.97%	0.96%	0.96%
5.22%	4.22%	2.41%	2.09%	2.08%

5.17%	4.21%	2.41%	2.09%	2.08%
143%	157%	173%	90%	86%

27

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $5,279 were made by the Fund’s Class C shares, which calculated to an amount of $(0.002) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $11,921 were made by the Fund’s Class C shares, which calculated to an amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year ended
7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.34	$8.39	$8.29	$8.42	$8.63

0.37	0.29	0.14	0.11	0.11
(0.06)	(0.04)	0.11	(0.15)	(0.21)

0.31	0.25	0.25	(0.04)	(0.10)

(0.37)	(0.30)	(0.13)	(0.06)	(0.10)
— [2]	— [3]	(0.02)	(0.03)	(0.01)

(0.37)	(0.30)	(0.15)	(0.09)	(0.11)

$8.28	$8.34	$8.39	$8.29	$8.42

3.84%	3.08%	3.06%	(0.46% )	(1.10% )

$25,374	$30,512	$38,778	$51,400	$72,505
1.69%	1.72%	1.72%	1.71%	1.71%

1.74%	1.73%	1.72%	1.71%	1.71%
4.47%	3.47%	1.66%	1.34%	1.33%

4.42%	3.46%	1.66%	1.34%	1.33%
143%	157%	173%	90%	86%

29

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $13 were made by the Fund’s Class R shares, which calculated to an amount of $(0.002) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $163 were made by the Fund’s Class R shares, which calculated to an amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year ended
7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.34	$8.39	$8.29	$8.42	$8.63

0.41	0.33	0.18	0.15	0.16
(0.06)	(0.03)	0.11	(0.15)	(0.21)

0.35	0.30	0.29	—	(0.05)

(0.41)	(0.35)	(0.17)	(0.10)	(0.15)
— [2]	— [3]	(0.02)	(0.03)	(0.01)

(0.41)	(0.35)	(0.19)	(0.13)	(0.16)

$8.28	$8.34	$8.39	$8.29	$8.42

4.36%	3.60%	3.57%	0.03%	(0.61% )

$61	$416	$472	$494	$570
1.19%	1.22%	1.22%	1.21%	1.21%

1.24%	1.23%	1.22%	1.21%	1.21%
4.97%	3.97%	2.16%	1.84%	1.83%

4.92%	3.96%	2.16%	1.84%	1.83%
143%	157%	173%	90%	86%

31

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	For the year ended July 31, 2019, return of capital distributions of $17,196 were made by the Fund’s Institutional Class shares, which calculated to an amount of $(0.002) per share.
[3]	For the year ended July 31, 2018, return of capital distributions of $56,356 were made by the Fund’s Institutional Class shares, which calculated to an amount of $(0.003) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Year ended
7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.34	$8.39	$8.29	$8.42	$8.63

0.45	0.37	0.22	0.19	0.20
(0.06)	(0.03)	0.11	(0.15)	(0.21)

0.39	0.34	0.33	0.04	(0.01)

(0.45)	(0.39)	(0.21)	(0.14)	(0.19)
— [2]	— [3]	(0.02)	(0.03)	(0.01)

(0.45)	(0.39)	(0.23)	(0.17)	(0.20)

$8.28	$8.34	$8.39	$8.29	$8.42

4.88%	4.11%	4.08%	0.54%	(0.11% )

$82,643	$144,258	$190,698	$185,674	$229,549
0.69%	0.72%	0.72%	0.71%	0.71%

0.74%	0.73%	0.72%	0.71%	0.71%
5.47%	4.47%	2.66%	2.34%	2.33%

5.42%	4.46%	2.66%	2.34%	2.33%
143%	157%	173%	90%	86%

33

Notes to financial statements

Delaware Floating Rate Fund	July 31, 2019

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 0.75%, if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the

34

requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2019 and for all open tax years (years ended July 31, 2016–July 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statement of operations.” During the year ended July 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized

35

Notes to financial statements

Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2019, the Fund earned $6,995 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2019, the Fund earned $188 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.69% of average daily net assets. The expense waiver is in effect from Aug. 1, 2018 through July 31, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

36

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2019, the Fund was charged $10,702 for these services.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2019, the Fund was charged $15,824 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended July 31, 2019, the Fund was charged $4,964 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

37

Notes to financial statements

Delaware Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended July 31, 2019, DDLP earned $3,311 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2019, DDLP received gross CDSC commissions of $3,413 and $2,016 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Nov. 28, 2019.

3. Investments

For the year ended July 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$247,336,556
Sales	309,403,644

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$155,032,392

Aggregate unrealized appreciation of investments	$1,052,312
Aggregate unrealized depreciation of investments	(1,224,440)

Net unrealized depreciation of investments	$(172,128)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that

38

market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

39

Notes to financial statements

Delaware Floating Rate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$11,403,107	$11,403,107
Loan Agreements	—	134,084,932	134,084,932
Short-Term Investments	9,372,225	—	9,372,225

Total Value of Securities	$9,372,225	$145,488,039	$154,860,264

During the year ended July 31, 2019, there were no transfers between Level 1 investments or Level 2 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreements
Balance as of 7/31/18	$6,142,641
Net realized gain (loss)	(134,182)
Net change in unrealized appreciation (depreciation)	(33,827)
Purchases	7,010,832
Sales	(10,564,950)
Amortization	5,764
Transfers into Level 3[1]	8,873,246
Transfers out of Level 3[2]	(11,299,524)

Balance as of 7/31/19	$—

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 7/31/19	$—

1Transferred from level 2 to level 3 due to the lack of available observable pricing inputs during the period.

2Transferred from level 3 to level 2 due to the availability of observable pricing inputs during the period.

40

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2019 and 2018 was as follows:

	Year ended

	7/31/19	7/31/18
Ordinary income	$9,330,147	$10,621,926
Return of capital	30,534	83,555

Total	$9,360,681	$10,705,481

5. Components of Net Assets on a Tax Basis

As of July 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$161,399,138
Distributions payable	(220,599)
Capital loss carryforwards	(14,259,471)
Unrealized depreciation on investments	(172,128)

Net assets	$146,746,940

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character

Short-term	Long-term	Total
$5,236,010	$9,023,461	$14,259,471

41

Notes to financial statements

Delaware Floating Rate Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	7/31/19	7/31/18
Shares sold:
Class A	2,193,604	1,607,285
Class C	780,385	345,171
Class R	147	2,654
Institutional Class	4,096,196	7,616,014

Shares issued upon reinvestment of dividends and distributions:
Class A	235,888	239,345
Class C	141,807	135,198
Class R	1,614	2,294
Institutional Class	661,135	750,210

	8,110,776	10,698,171

Shares redeemed:
Class A	(2,396,601)	(3,106,058)
Class C	(1,515,842)	(1,445,194)
Class R	(44,312)	(11,319)
Institutional Class	(12,070,043)	(13,805,251)

	(16,026,798)	(18,367,822)

Net decrease	(7,916,022)	(7,669,651)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended July 31, 2019 and 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
Year ended	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

7/31/19	5,007	3,862	300	8,578	$73,440
7/31/18	9,634	5,168	4,760	10,056	123,660

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a

42

weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of July 31, 2019 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

43

Notes to financial statements

Delaware Floating Rate Fund

8. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended July 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investor Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing

44

commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to

45

Notes to financial statements

Delaware Floating Rate Fund

11. Recent Accounting Pronouncements (continued)

be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

46

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and Shareholders of Delaware Floating Rate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Floating Rate Fund (one of the funds constituting Delaware Group® Income Funds, referred to hereafter as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the five years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 17, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

47

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	99.67%
(B) Return of Capital (Tax Basis)	0.33%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

Board consideration of Sub-Advisory agreements for Delaware Floating Rate Fund at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware Floating Rate Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “Sub-Advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as

48

well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the Sub-Advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the to the Fund and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Fund, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-Advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to the Fund as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be

49

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of Sub-Advisory agreements for Delaware Floating Rate Fund at a meeting held February 27-28, 2019 (continued)

provided by the Sub-Advisors to the Fund, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

50

This page intentionally left blank.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015
Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K.Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

52

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial technology: macro factors and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

53

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
Director — Drexel
Morgan & Co.
(2015–present)

Director and Audit Committee
Member — vTv
Therapeutics Inc.
(2017–present)

Director and Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
(2018–present)
Private Investor	59	None
(2004–Present)

55

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Audit
Committee Member —
Executive Advisor to Dean		Carrizo Oil & Gas, Inc.
(August 2011–March 2012)		(March 2018–Present)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

57

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

58

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer	59	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Chair of Investments
Committee and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

59

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers

David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

60

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	59	None[3]
in various capacities at different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	59	None[3]
in various capacities at different times at
Macquarie Investment
Management.
Richard Salus has served	59	None[3]
in various capacities at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

61

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Funds®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
by Macquarie	J.P. Morgan Chase & Co.	New York, NY
Philadelphia, PA	New York, NY	Frances A. Sevilla-Sacasa	Christianna Wood Chief Executive Officer and President
Thomas L. Bennett	Joseph W. Chow
Chairman of the Board	Former Executive Vice	Former Chief Executive	Gore Creek Capital, Ltd.
Delaware Funds	President	Officer	Golden, CO
by Macquarie	State Street Corporation	Banco Itaú International	Janet L. Yeomans
Private Investor	Boston, MA	Miami, FL	Former Vice President and
Rosemont, PA	John A. Fry		Treasurer
Jerome D. Abernathy Managing Member	President Drexel University		3M Company St. Paul, MN
Stonebrook Capital	Philadelphia, PA
Management, LLC
Jersey City, NJ

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

62

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $175,680 for the fiscal year ended July 31, 2019.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $172,240 for the fiscal year ended July 31, 2018.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended July 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended July 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $26,000 for the fiscal year ended July 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $22,948 for the fiscal year ended July 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2018.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,955,000 and $11,748,000 for the registrant’s fiscal years ended July 31, 2019 and July 31, 2018, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 2, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 2, 2019